UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-07692

Name of Fund:  Legg Mason Investors Trust, Inc.

Fund Address:  100 Light Street
               Baltimore, MD  21202

Name and address of agent for service:
         Richard M. Wachterman, Esq.
         Legg Mason Wood Walker, Incorporated
         100 Light Street
         Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  March 31, 2004

Date of reporting period:  March 31, 2004

Item 1 - Report to Shareholders

                                                   ANNUAL REPORT TO SHAREHOLDERS

TO OUR SHAREHOLDERS,

  We are pleased to provide you with Legg Mason Investors Trust's annual report for American Leading Companies Trust, Balanced Trust, Financial Services Fund and U.S. Small-Capitalization Value Trust, for the year ended March 31, 2004.

  The following table summarizes key statistics for the respective classes of each Fund, as of March 31, 2004. For more information about the differences between the Fund share classes included in this report, contact your Legg Mason Financial Advisor.

                                                  Total Returns(A)
                                                --------------------
                                                3 Months   12 Months
--------------------------------------------------------------------
American Leading Companies Trust
  Primary Class                                  +1.38%     +36.54%
  Institutional Class                            +1.60%     +37.96%
S&P 500 Stock Composite Index(B)                 +1.69%     +35.12%
Lipper Large-Cap Value Funds Index(C)            +2.42%     +37.82%
Balanced Trust
  Primary Class                                  +1.76%     +19.03%
  Financial Intermediary Class                   +1.85%     +19.52%
  Institutional Class                            +1.94%     +19.87%
Lehman Intermediate Government/Credit Bond
  Index(D)                                       +0.06%      +4.31%
Lipper Balanced Fund Index(E)                    +2.39%     +25.10%
Financial Services Fund
  Primary Class                                  +2.93%     +40.27%
  Class A (including front-end sales charge)     -1.71%     +34.63%
  Class A (excluding front-end sales charge)     +3.21%     +41.37%
Lipper Financial Services Fund Index(F)          +4.93%     +45.74%
U.S. Small-Capitalization Value Trust
  Primary Class                                  +7.64%     +63.71%
  Institutional Class                            +7.92%     +65.49%
Russell 2000 Index(G)                            +6.26%     +63.83%

  Long-term investment results for each of the Funds are shown in their respective Performance Information sections within this report.

  Ernst & Young LLP, independent auditors for the Funds, has completed its annual audit, and audited financial statements for the fiscal year ended March 31, 2004, are included in this report.

ANNUAL REPORT TO SHAREHOLDERS
                                       2

  Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

                                              Sincerely,


                                           -s- Mark R. Fetting
                                           Mark R. Fetting
                                           President

April 30, 2004

---------------

(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

(B) S&P 500 Stock Composite Index -- A market capitalization-weighted index, including reinvestment of dividends and capital gains distributions, that is generally considered representative of the U.S. stock market.

(C) Lipper Large-Cap Value Funds Index -- An index comprised of the 30 largest funds in the Lipper universe of 452 large-cap value funds.

(D) Lehman Intermediate Government/Credit Bond Index -- An index based on all publicly issued intermediate government and corporate debt securities with an average maturity of 4 to 5 years.

(E) Lipper Balanced Fund Index -- An index comprised of the 30 largest funds in the Lipper universe of 554 balanced funds.

(F) Lipper Financial Services Fund Index -- An index comprised of the 10 largest funds in the Lipper universe of 106 financial services funds.

(G) Russell 2000 Index -- Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       3

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

AMERICAN LEADING COMPANIES TRUST

  For the fiscal year ended March 31, 2004, the equity market was up strongly, reversing a three-year decline that began in March 2000. As the fiscal year began, the market outlook was uncertain as the Iraq war loomed ahead and the domestic economic recovery appeared to be on shaky ground. Fortunately, the surprises came on the upside. First, the military conflict in Iraq was quicker and more successful than originally expected, with the major offensive ending in a matter of weeks, rather than the months that had been feared. Second, first quarter 2003 earnings came in largely above expectations, offering concrete evidence that corporate profits had begun to recover. Corporate free cash flow margins were especially impressive, surging to levels not seen since the 1960s. On the monetary front, the Federal Reserve cut the Fed Funds rate for the twelfth time this cycle to 1.00%, the lowest rate in over four decades. On the fiscal policy side, the Bush Administration poured on the stimulus, using the President's post-Iraq popularity to gain legislative approval for the accelerated phase-in of existing tax cuts on income, while pushing through new tax cuts on dividend and capital gains income. The effect of this confluence of events on the market was very positive, as the S&P 500 Stock Composite Index(A) advanced over 15% in the June 2003 quarter, and a further 17% in the next three quarters, to finish the fiscal year up 35.12%.

  Average annual total returns for the American Leading Companies Trust for the three-month, one-year, five-year, ten-year and since-inception periods ended March 31, 2004, are listed below, along with those of some representative comparative indices:

                                    Since         Ten      Five      One      First
                                 Inception(B)    Years    Years     Year     Quarter
------------------------------------------------------------------------------------
American Leading Companies
  Trust
  Primary Class                      +9.11%      +9.98%   -0.06%   +36.54%   +1.38%
  Institutional Class                +2.53%         N/A      N/A   +37.96%   +1.60%
S&P 500 Stock Composite Index       +10.76%     +11.68%   -1.20%   +35.12%   +1.69%
Lipper Large-Cap Core Funds
  Index(C)                           +9.07%      +9.76%   -1.72%   +30.10%   +1.00%
Lipper Large-Cap Value Funds
  Index(D)                           +9.99%     +10.70%   +1.22%   +37.82%   +2.42%
Dow Jones Industrial Average(E)     +12.62%     +13.28%   +3.03%   +32.55%   -0.43%

---------------

(A) A market capitalization-weighted index, including reinvestment of dividends and capital gains distributions, that is generally considered representative of the U.S. stock market.

(B) The inception date of the Primary Class is September 1, 1993. The inception date of the Institutional Class is June 14, 2001. Index returns are for periods beginning August 31, 1993.

(C) An index comprised of the 30 largest funds in the Lipper universe of 1,078 large-cap core funds.

(D) An index comprised of the 30 largest funds in the Lipper universe of 452 large-cap value funds.

(E) A total return price-weighted average based on the price movements of 30 blue chip stocks, computed by reinvesting quarterly dividends on a monthly basis.

ANNUAL REPORT TO SHAREHOLDERS
                                       4

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE -- CONTINUED

AMERICAN LEADING COMPANIES TRUST -- CONTINUED


    The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

  The Fund outperformed the overall market for the fiscal year ended March 31, 2004, with an average annual total return of 36.54% (Primary Class) versus 35.12% for the S&P 500 Index. On a sector basis, financial stocks made the largest positive contribution to return for the year, with MGIC Investments, J.P. Morgan Chase and Bank One Corporation showing notable strength. Other strong contributors to the overall performance of the Fund were Nextel Communications, Tyco International Ltd. and Altria Group Inc. Health care stocks were the biggest single detractor from relative performance, with Health Net Inc., Merck & Co. and Johnson & Johnson the biggest offenders. Other significant detractors from performance were Liberty Media Corporation, Electronic Data Systems and ALLTEL Corporation.

Legg Mason Funds Management, Inc.

April 19, 2004

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       5

PERFORMANCE INFORMATION

AMERICAN LEADING COMPANIES TRUST

  The graphs on the following pages compare the Fund's total returns to that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Institutional Class, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

  Total return measures investment performance in terms of appreciation or depreciation in a fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods. No adjustment has been made for any income taxes payable by shareholders.

 The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

ANNUAL REPORT TO SHAREHOLDERS
                                       6


GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS

(AMERICAN LEADING COMPANIES TRUST GRAPH)

                                                            AMERICAN LEADING COMPANIES TRUST -     STANDARD & POOR'S 500 STOCK
                                                                      PRIMARY CLASS                     COMPOSITE INDEX(A)
                                                            ----------------------------------     ---------------------------


3/31/94                                                            10,000.00                              10,000.00
6/30/94                                                            10,000.00                              10,042.00
9/30/94                                                            10,373.00                              10,533.00
12/31/94                                                            9,947.00                              10,531.00
3/31/95                                                            10,625.00                              11,557.00
6/30/95                                                            11,189.00                              12,660.00
9/30/95                                                            11,897.00                              13,666.00
12/31/95                                                           12,229.00                              14,489.00
3/31/96                                                            12,882.00                              15,267.00
6/30/96                                                            13,387.00                              15,952.00
9/30/96                                                            13,957.00                              16,445.00
12/31/96                                                           15,697.00                              17,816.00
3/31/97                                                            16,068.00                              18,293.00
6/30/97                                                            18,520.00                              21,487.00
9/30/97                                                            19,381.00                              23,096.00
12/31/97                                                           19,424.00                              23,759.00
3/31/98                                                            21,721.00                              27,074.00
6/30/98                                                            21,586.00                              27,968.00
9/30/98                                                            19,013.00                              25,186.00
12/31/98                                                           23,567.00                              30,550.00
3/31/99                                                            25,962.00                              32,072.00
6/30/99                                                            26,867.00                              34,332.00
9/30/99                                                            22,925.00                              32,188.00
12/31/99                                                           24,805.00                              36,978.00
3/31/00                                                            24,235.00                              37,826.00
6/30/00                                                            24,096.00                              36,821.00
9/30/00                                                            24,709.00                              36,464.00
12/31/00                                                           24,930.00                              33,611.00
3/31/01                                                            23,835.00                              29,626.00
6/30/01                                                            25,595.00                              31,360.00
9/30/01                                                            21,749.00                              26,757.00
12/31/01                                                           24,109.00                              29,616.00
3/31/02                                                            23,640.00                              29,698.00
6/30/02                                                            21,462.00                              25,719.00
9/30/02                                                            17,694.00                              21,276.00
12/31/02                                                           19,793.00                              23,071.00
3/31/03                                                            18,959.00                              22,344.00
6/30/03                                                            22,609.00                              25,784.00
9/30/03                                                            22,557.00                              26,466.00
12/31/03                                                           25,534.00                              29,689.00
3/31/04                                                            25,886.00                              30,191.00

                                       Cumulative    Average Annual
                                      Total Return    Total Return
                     One Year            +36.54%        +36.54%
                     Five Years           -0.29%         -0.06%
                     Ten Years          +158.86%         +9.98%

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       7

GROWTH OF A $1,000,000 INVESTMENT -- INSTITUTIONAL CLASS


(AMERICAN LEADING COMPANIES TRUST GRAPH)

                                                            AMERICAN LEADING COMPANIES TRUST -
                                                                   INSTITUTIONAL CLASS           S&P 500 STOCK COMPOSITE INDEX(A)
                                                            ----------------------------------   --------------------------------


  6/14/01                                                       1,000,000.00                         1,000,000.00
  6/30/01                                                       1,028,826.00                           975,700.00
  9/30/01                                                        876,834.00                            832,500.00
 12/31/01                                                        974,319.00                            921,400.00
  3/31/02                                                        957,547.00                            923,900.00
  6/30/02                                                        872,117.00                            800,200.00
  9/30/02                                                        721,174.00                            661,900.00
 12/31/02                                                        809,224.00                            717,800.00
  3/31/03                                                        777,254.00                            695,200.00
  6/30/03                                                        929,245.00                            802,200.00
  9/30/03                                                        929,769.00                            823,400.00
 12/31/03                                                      1,055,362.00                            923,700.00
  3/31/04                                                      1,072,300.00                            939,300.00






                                       Cumulative    Average Annual
                                      Total Return    Total Return
                     One Year           +37.96%         +37.96%
                     Life of Class*      +7.23%          +2.53%
                     * Inception date: June 14, 2001

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) Index return is for the period beginning May 31, 2001.

ANNUAL REPORT TO SHAREHOLDERS
                                       8

PERFORMANCE INFORMATION -- CONTINUED

SECTOR DIVERSIFICATION (AS OF MARCH 31, 2004)

Common Stock and Equity Interests (as a percentage of net assets)

(SECTOR DIVERSIFICATION PIE CHART)

CONSUMER                              HEALTH     INFORMATION                 CONSUMER
DISCRETIONARY            ENERGY        CARE      TECHNOLOGY    UTILITIES     STAPLES     FINANCIALS   INDUSTRIALS
-------------            ------       ------     -----------   ---------     --------    ----------   -----------
15                        6.10%       18.70%        7.50%         0.50%        8.70%       25.20%        8.40%

TELECOMMUNICATION
    SERVICES        MATERIALS
-----------------   ---------
      6.70%           0.60%

TOP TEN HOLDINGS (AS OF MARCH 31, 2004)

                                                             % of
                        Security                          Net Assets
--------------------------------------------------------------------
Nextel Communications, Inc.                                  5.1%
Tyco International Ltd.                                      5.0%
Washington Mutual, Inc.                                      4.7%
UnitedHealth Group Incorporated                              4.7%
Wellpoint Health Network Inc.                                3.9%
Altria Group, Inc.                                           3.8%
Lloyds TSB Group plc                                         3.8%
Citigroup Inc.                                               3.7%
Liberty Media Corporation                                    3.6%
MGIC Investment Corporation                                  3.6%

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       9

SELECTED PORTFOLIO PERFORMANCE(B)

Strongest performers for the year ended March 31, 2004(C)
-----------------------------------------------------------------------
 1.  Tyco International Ltd.                                    +123.3%
 2.  Altria Group, Inc.                                          +92.1%
 3.  Koninklijke (Royal) Philips Electronics N.V. - ADR          +88.8%
 4.  J.P. Morgan Chase & Co.                                     +84.6%
 5.  Nextel Communications, Inc.                                 +84.2%
 6.  The May Department Stores Company                           +80.1%
 7.  Duke Energy Corporation                                     +65.1%
 8.  MGIC Investment Corporation                                 +63.9%
 9.  Bank One Corporation                                        +61.6%
10.  Time Warner Inc.                                            +55.3%

Weakest performers for the year ended March 31, 2004(C)
-----------------------------------------------------------------------
 1.  Merck & Co., Inc.                                           -12.2%
 2.  Johnson & Johnson                                           -10.8%
 3.  Health Net Inc.                                              -6.9%
 4.  Wyeth                                                        +1.5%
 5.  Microsoft Corporation                                        +3.5%
 6.  Liberty Media Corporation                                   +12.5%
 7.  Electronic Data Systems Corporation                         +13.2%
 8.  Pfizer Inc.                                                 +14.6%
 9.  ALLTEL Corporation                                          +14.9%
10.  Anadarko Petroleum Corporation                              +15.1%

PORTFOLIO CHANGES

Securities added during the 1st quarter 2004
---------------------------------------------
Baker Hughes Incorporated
MedImmune, Inc.
Newmont Mining Corporation
Royal Dutch Petroleum Company
Securities sold during the 1st quarter 2004
---------------------------------------------
 None

---------------

(B) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.

(C) Securities held for the entire year.

ANNUAL REPORT TO SHAREHOLDERS
                                       10

STATEMENT OF NET ASSETS

AMERICAN LEADING COMPANIES TRUST
March 31, 2004
(Amounts in Thousands)

                                                 Shares/Par        Value
--------------------------------------------------------------------------
Common Stock and Equity Interests -- 97.4%
Consumer Discretionary -- 15.0%
  Household Durables -- 0.3%
  Koninklijke (Royal) Philips Electronics
    N.V. - ADR                                          63        $  1,826
                                                                  --------
  Internet and Catalog Retail -- 2.1%
  InterActiveCorp                                      400          12,636(A)
                                                                  --------
  Media -- 8.0%
  Comcast Corporation - Class A                         90           2,586(A)
  Liberty Media Corporation                          2,000          21,900(A)
  The DIRECTTV Group, Inc.                             800          12,304(A)
  The News Corporation Limited - ADR                    69           2,190
  Time Warner Inc.                                     530           8,936(A)
                                                                  --------
                                                                    47,916
                                                                  --------
  Multi-Line Retail -- 0.8%
  The May Department Stores Company                    145           5,014
                                                                  --------
  Specialty Retail -- 3.8%
  The Home Depot, Inc.                                 135           5,043
  The TJX Companies, Inc.                              730          17,929
                                                                  --------
                                                                    22,972
                                                                  --------
Consumer Staples -- 8.7%
  Beverages -- 1.1%
  The Pepsi Bottling Group, Inc.                       225           6,694
                                                                  --------
  Food and Staples Retailing -- 3.5%
  Albertson's, Inc.                                    465          10,300
  The Kroger Co.                                       520           8,648(A)
  Wal-Mart Stores, Inc.                                 35           2,089
                                                                  --------
                                                                    21,037
                                                                  --------

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       11

                                                 Shares/Par        Value
--------------------------------------------------------------------------
Consumer Staples -- Continued
  Household Products -- 0.3%
  Kimberly-Clark Corporation                            25        $  1,577
                                                                  --------
  Tobacco -- 3.8%
  Altria Group, Inc.                                   420          22,869
                                                                  --------
Energy -- 6.1%
  Energy Equipment and Services -- 1.5%
  Transocean Inc.                                      325           9,064(A)
                                                                  --------
  Oil and Gas -- 4.6%
  Anadarko Petroleum Corporation                       106           5,497
  Apache Corporation                                   166           7,167
  Baker Hughes Incorporated                             50           1,824
  Devon Energy Corporation                             200          11,630
  Royal Dutch Petroleum Company                         40           1,903
                                                                  --------
                                                                    28,021
                                                                  --------
Financials -- 25.2%
  Capital Markets -- 2.5%
  J.P. Morgan Chase & Co.                              367          15,396
                                                                  --------
  Commercial Banks -- 9.6%
  Bank of America Corporation                          172          13,904
  Bank One Corporation                                 386          21,045
  Lloyds TSB Group plc                               3,000          22,831
                                                                  --------
                                                                    57,780
                                                                  --------
  Diversified Financial Services -- 3.7%
  Citigroup Inc.                                       426          22,034
                                                                  --------

ANNUAL REPORT TO SHAREHOLDERS
                                       12


STATEMENT OF NET ASSETS -- CONTINUED

AMERICAN LEADING COMPANIES TRUST -- CONTINUED




                                                 Shares/Par        Value
--------------------------------------------------------------------------
Financials -- Continued
  Thrifts and Mortgage Finance -- 9.4%
  Fannie Mae                                            90        $  6,691
  MGIC Investment Corporation                          335          21,517
  Washington Mutual, Inc.                              660          28,189
                                                                  --------
                                                                    56,397
                                                                  --------
Health Care -- 18.7%
  Biotechnology -- 1.0%
  MedImmune, Inc.                                      250           5,770(A)
                                                                  --------
  Health Care Providers and Services -- 12.8%
  Anthem, Inc.                                          60           5,438(A)
  Health Net Inc.                                      818          20,393(A)
  UnitedHealth Group Incorporated                      435          28,032
  Wellpoint Health Networks Inc.                       205          23,256(A)
                                                                  --------
                                                                    77,119
                                                                  --------
  Pharmaceuticals -- 4.9%
  Bristol-Myers Squibb Company                         540          13,084
  Johnson & Johnson                                    118           5,985
  Merck & Co., Inc.                                    123           5,435
  Pfizer Inc.                                          118           4,136
  Wyeth                                                 25             939
                                                                  --------
                                                                    29,579
                                                                  --------
Industrials -- 8.4%
  Aerospace/Defense -- 1.6%
  General Dynamics Corporation                         108           9,647
                                                                  --------
  Industrial Conglomerates -- 6.8%
  General Electric Company                             340          10,377
  Tyco International Ltd.                            1,060          30,369
                                                                  --------
                                                                    40,746
                                                                  --------

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       13

                                                 Shares/Par        Value
--------------------------------------------------------------------------
Information Technology -- 7.5%
  Communications Equipment -- 1.2%
  Nokia Oyj - ADR                                      350        $  7,098
                                                                  --------
    Computers and Peripherals -- 3.7%
  Dell Inc.                                            250           8,405(A)
  International Business Machines Corporation          152          13,960
                                                                  --------
                                                                    22,365
                                                                  --------
  IT Consulting and Services -- 0.9%
  Electronic Data Systems Corporation                  300           5,805
                                                                  --------
  Software -- 1.7%
  Microsoft Corporation                                405          10,113
                                                                  --------
Materials -- 0.6%
  Metals and Mining -- 0.6%
  Newmont Mining Corporation                            80           3,730
                                                                  --------
Telecommunication Services -- 6.7%
  Diversified Telecommunication Services -- 1.6%
  ALLTEL Corporation                                   190           9,479
                                                                  --------
  Wireless Telecommunication Services -- 5.1%
  Nextel Communications, Inc.                        1,250          30,913(A)
                                                                  --------
Utilities -- 0.5%
  Multi-Utilities and Unregulated Power -- 0.5%
  Duke Energy Corporation                              140           3,164
                                                                  --------
Total Common Stock and Equity Interests
  (Identified Cost -- $390,817)                                    586,761
--------------------------------------------------------------------------

ANNUAL REPORT TO SHAREHOLDERS
                                       14


STATEMENT OF NET ASSETS -- CONTINUED

AMERICAN LEADING COMPANIES TRUST -- CONTINUED




                                                 Shares/Par        Value
--------------------------------------------------------------------------
Repurchase Agreements -- 2.4%
The Goldman Sachs Group, Inc.
  1.04%, dated 3/31/04, to be repurchased at
  $7,028 on 4/1/04 (Collateral: $7,004 Fannie
  Mae mortgage-backed securities, 5.5%, due
  5/1/33, value $7,203)                             $7,028        $  7,028
J.P. Morgan Chase & Co.
  1.02%, dated 3/31/04, to be repurchased at
  $7,028 on 4/1/04 (Collateral: $6,868 Fannie
  Mae notes, 4.61%, due 10/10/13, value $7,183)      7,027           7,027
                                                                  --------
Total Repurchase Agreements (Identified Cost -- $14,055)            14,055
--------------------------------------------------------------------------
Total Investments -- 99.8% (Identified Cost -- $404,872)           600,816
Other Assets Less Liabilities -- 0.2%                                1,475
                                                                  --------
NET ASSETS CONSIST OF:
Accumulated paid-in-capital applicable to:
  29,479 Primary Class shares outstanding         $432,059
    838 Institutional Class shares outstanding      14,520
Undistributed net investment income/(loss)             233
Accumulated net realized gain/(loss) on
  investments                                      (40,484)
Unrealized appreciation/(depreciation) of
  investments and foreign currency translations    195,963
                                                  --------
NET ASSETS -- 100.0%                                              $602,291
                                                                  ========
NET ASSET VALUE PER SHARE:
  PRIMARY CLASS                                                     $19.85
                                                 =========================
  INSTITUTIONAL CLASS                                               $20.28
                                                 =========================
--------------------------------------------------------------------------

(A) Non-income producing.

See notes to financial statements.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       15

STATEMENT OF OPERATIONS

AMERICAN LEADING COMPANIES TRUST
For the Year Ended March 31, 2004
(Amounts in Thousands)

-------------------------------------------------------------------------
Investment Income:
  Dividends                                          $10,175(A)
  Interest                                                71
                                                     -------
      Total income                                               $ 10,246
Expenses:
  Management fee                                       3,945
  Distribution and service fees                        5,135(B)
  Audit and legal fees                                    37
  Custodian fee                                          178
  Directors' fees and expenses                            26
  Registration fees                                       28
  Reports to shareholders                                 92
  Transfer agent and shareholder servicing expense:
    Primary Class                                        391
    Institutional Class                                    3
  Other expenses                                           7
                                                     -------
      Total expenses                                                9,842
                                                                 --------
NET INVESTMENT INCOME/(LOSS)                                          404
Net Realized and Unrealized Gain/(Loss) on
  Investments:
  Realized gain/(loss) on investments and foreign
    currency transactions                              1,042(C)
  Change in unrealized appreciation/(depreciation)
    of investments and foreign currency
    translations                                     152,137
                                                     -------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS                                                     153,179
-------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                   $153,583
-------------------------------------------------------------------------

(A) Net of foreign taxes withheld of $228.

(B) See Note 1, Significant Accounting Policies, in the notes to financial statements.

(C) See Note 1, Commission Recapture, in the notes to financial statements.

See notes to financial statements.

ANNUAL REPORT TO SHAREHOLDERS
                                       16

STATEMENT OF CHANGES IN NET ASSETS

AMERICAN LEADING COMPANIES TRUST
(Amounts in Thousands)

                                                     For the Years Ended
                                                          March 31,
                                                   ------------------------
                                                     2004           2003
---------------------------------------------------------------------------
Change in Net Assets:
Net investment income/(loss)                       $    404       $    (139)
Net realized gain/(loss) on investments and
  foreign currency transactions                       1,042         (28,054)
Change in unrealized appreciation/(depreciation)
  of investments and foreign currency
  translations                                      152,137         (80,550)
---------------------------------------------------------------------------
Change in net assets resulting from operations      153,583        (108,743)
Distributions to shareholders:
  From net investment income:
    Primary Class                                       (86)             --
    Institutional Class                                (120)             --
Change in net assets from Fund share
  transactions:
    Primary Class                                    24,999         (33,912)
    Institutional Class                               4,855           1,005
---------------------------------------------------------------------------
Change in net assets                                183,231        (141,650)
Net Assets:
Beginning of year                                   419,060         560,710
---------------------------------------------------------------------------
End of year                                        $602,291       $ 419,060
---------------------------------------------------------------------------
Undistributed net investment income/(loss)         $    233       $      --
---------------------------------------------------------------------------

See notes to financial statements.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       17

FINANCIAL HIGHLIGHTS

AMERICAN LEADING COMPANIES TRUST

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

PRIMARY CLASS:

                                              Years Ended March 31,
                                 -----------------------------------------------
                                  2004      2003      2002      2001      2000
--------------------------------------------------------------------------------
Net asset value, beginning of
  year                            $14.54    $18.13    $18.28    $18.69    $20.38
                                 -----------------------------------------------
Investment operations:
  Net investment income/(loss)       .01      (.01)     (.08)     (.13)     (.12)
  Net realized and unrealized
    gain/(loss) on investments      5.30     (3.58)     (.07)     (.17)    (1.21)
                                 -----------------------------------------------
  Total from investment
    operations                      5.31     (3.59)     (.15)     (.30)    (1.33)
                                 -----------------------------------------------
Distributions:
  From net investment income          --(A)      --       --        --        --
  From net realized gain on
    investments                       --        --        --      (.11)     (.36)
                                 -----------------------------------------------
  Total distributions                 --(A)      --       --      (.11)     (.36)
                                 -----------------------------------------------
Net asset value, end of year      $19.85    $14.54    $18.13    $18.28    $18.69
                                 ===============================================
Ratios/supplemental data:
  Total return                     36.54%   (19.80)%    (.82)%   (1.65)%   (6.65)%
  Expenses to average net
    assets                          1.90%     1.92%     1.93%     1.95%     1.90%
  Net investment income/(loss)
    to average net assets            .05%     (.05)%    (.47)%    (.65)%    (.58)%
  Portfolio turnover rate           19.6%     19.0%     22.7%     31.0%     43.5%
Net assets, end of year (in
  thousands)                     $585,295  $410,331  $551,061  $272,150  $297,706
--------------------------------------------------------------------------------

(A) $0.003 per share.

See notes to financial statements.

ANNUAL REPORT TO SHAREHOLDERS
                                       18

INSTITUTIONAL CLASS:

                                                              Years Ended March 31,
                                                          -----------------------------
                                                           2004       2003     2002(A)
---------------------------------------------------------------------------------------
Net asset value, beginning of year                         $14.83    $ 18.27    $19.08
                                                          -----------------------------
Investment operations:
 Net investment income/(loss)                                 .20        .15       .09
 Net realized and unrealized gain(loss) on investments       5.42      (3.59)     (.90)
                                                          -----------------------------
 Total from investment operations                            5.62      (3.44)     (.81)
                                                          -----------------------------
Distributions:
 From net investment income                                  (.17)        --        --
 From net realized gain on investments                         --         --        --
                                                          -----------------------------
 Total distributions                                         (.17)        --        --
                                                          -----------------------------
Net asset value, end of year                               $20.28    $ 14.83    $18.27
                                                          =============================
Ratios/supplemental data:
 Total return                                               37.96%   (18.83)%   (4.25)%(B)
 Expenses to average net assets                               .85%       .87%      .87%(C)
 Net investment income/(loss) to average net assets          1.14%      1.02%      .62%(C)
 Portfolio turnover rate                                     19.6%      19.0%     22.7%(C)
Net assets, end of year (in thousands)                    $16,996     $8,729    $9,649
---------------------------------------------------------------------------------------

(A) For the period June 14, 2001 (re-commencement of operations) to March 31, 2002.

(B) Not annualized.

(C) Annualized.

See notes to financial statements.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       19

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

BALANCED TRUST

  The following table presents average annual returns for the Fund for various periods ended March 31, 2004, along with some comparative indices:

                                                                          First
                                 Since        Five    Three      One     Quarter
                              Inception(A)   Years    Years     Year      2004
--------------------------------------------------------------------------------
Balanced Trust
  Primary Class                  +3.89%      +0.97%   +1.39%   +19.03%   +1.76%
  Financial Intermediary
    Class                        +2.02%         N/A   +1.87%   +19.52%   +1.85%
  Institutional Class            +2.28%         N/A   +2.14%   +19.87%   +1.94%
Lipper Balanced Fund
  Index(B)                       +7.59%      +3.11%   +3.76%   +25.10%   +2.39%
Lehman Intermediate
  Government/ Credit Bond
  Index(C)                       +7.29%      +7.22%   +7.36%    +5.30%   +2.47%
S&P 500 Stock Composite
  Index(D)                       +8.44%      -1.20%   +0.63%   +35.12%   +1.69%

    The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

EQUITY COMMENTARY

  The stock market performance of 2003 and the opening days of 2004 bore a close resemblance to the market rally coming out of the last Greenspan recession in the early 1990s. Following the collapse of the Internet, technology and telecommunication bubble, many of the stocks within those areas fell to prices below that of the going concern value. This is similar to the valuation levels to which the survivors of the leveraged buyout ("LBO") craze of the late 1980s fell during the early 1990s. Investors soon realized the opportunities, producing spectacular rallies among the shares of these survivors. We saw this

---------------

(A) The inception date of the Primary Class is October 1, 1996. The inception date for both the Financial Intermediary and Institutional Class is March 16, 2001. Index returns are for periods beginning September 30, 1996.

(B) An index comprised of the 30 largest funds in the Lipper universe of 554 balanced funds.

(C) An index based on all publicly issued intermediate government and corporate debt securities with an average maturity of 4 to 5 years.

(D) A market capitalization-weighted index, including reinvestment of dividends and capital gains distributions, that is generally considered representative of the U.S. stock market.

ANNUAL REPORT TO SHAREHOLDERS
                                       20


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE -- CONTINUED

BALANCED TRUST -- CONTINUED




appetite for risk manifest itself in junk bonds as well. In late January of 2004, we witnessed the beginning of what appears to be a leadership rotation away from these companies. Again, this is the same course the market followed during the first half of the 1990s. If history is a guide, large-cap stocks possessed of strong financial characteristics will continue to lead the market as they have since late January.

  Equity performance during the last quarter represented a modest reversal of the investment returns the Fund has experienced during the preceding three quarters. While the Fund's equity portfolio trailed the S&P 500 Index over the last twelve months, 30.73% versus 35.12%, it did outperform during the most recent quarter, gaining 2.07% versus the index return of 1.69%.

  Security selection rather than sector exposure continues to drive performance, particularly in our strongest and weakest sectors. In the consumer area, shares of Target, Home Depot, Kimberly-Clark and McCormick & Company delivered total returns well in excess of the peer group. Technology continues to be a study in contrast. The Fund's shares of Applied Materials advanced just short of 70% during the last twelve months while the large position in Microsoft gained a paltry 3.6%. The holdings in Microsoft as well as Oracle and IBM diluted the gains enjoyed by the balance of the Fund's technology holdings to such an extent that the overall technology commitment produced an approximate return of 34% versus the S&P 500 technology sector's gain of 44%. There was some reversal of this performance gap during the quarter ended March 31, 2004. In late January, a leadership rotation began to emerge in the broad market during which the Fund's technology and health care investments outperformed their respective peer groups.

  During the quarter ended March 31, 2004, we reduced our exposure to industrial and capital goods stocks through the sale of Emerson Electric and Dover Corp. We employed the proceeds of these sales to fund the purchase of shares in insurance and asset management conglomerate Marsh & McLennan. This addition is intended to reduce the Fund's exposure to interest rate risk, to which money center and regional banks are exposed during periods of rising interest rates.

FIXED INCOME COMMENTARY

  The Federal Reserve met twice during the quarter and held the Fed Funds rate unchanged at 1%. While many economic measures showed signs of strength, the Fed Reserve Chairman expressed concerns over the lack of job creation. Without sustainable job creation, the Fed appears willing to remain highly accommodative. Indeed, monthly payroll data for the majority of the first quarter was very disappointing. This weak jobs data called into question the pace of economic recovery and drove rates lower.

  Bond returns for the first quarter were favorably impacted by a decline in interest rates, especially for bonds with longer maturities. The Fund's performance lagged its fixed income benchmark modestly in the quarter, primarily because we held the interest rate sensitivity

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       21

slightly shorter than the benchmark. The performance of higher quality corporate bonds held in the portfolio trailed the weaker credits in the index by a very narrow margin.

  Corporate bonds were the best performing sector during the quarter. High grade corporate bonds performed well during the quarter and fared well against higher yielding, albeit lower quality, corporate bonds. Agency notes performed in line with AAA-rated corporate bonds. Mortgage-backed securities lagged somewhat over concerns of early prepayments in a low rate environment.

Bartlett & Co.

April 21, 2004

ANNUAL REPORT TO SHAREHOLDERS
                                       22

PERFORMANCE INFORMATION

BALANCED TRUST

  The graphs on the following pages compare the Fund's total returns to that of two closely matched broad-based securities market indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Financial Intermediary and Institutional Classes, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market indices do not include any transaction costs associated with buying and selling securities in the indices or other administrative expenses.

  Total return measures investment performance in terms of appreciation or depreciation in a fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods. No adjustment has been made for any income taxes payable by shareholders.

 The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       23

GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS

(BALANCED TRUST GRAPH)

                                                                               LEHMAN INTERMEDIATE
                                                BALANCED TRUST - PRIMARY     GOVERNMENT/CREDIT BOND      S&P 500 STOCK COMPOSITE
                                                          CLASS                     INDEX(A)                    INDEX(A)
                                                ------------------------     ----------------------      -----------------------
10/1/96                                                 10000.00                    10000.00                    10000.00
                                                        10383.00                    10245.00                    10834.00
3/31/97                                                 10202.00                    10233.00                    11124.00
                                                        11114.00                    10535.00                    13066.00
                                                        12026.00                    10819.00                    14045.00
                                                        12325.00                    11051.00                    14448.00
3/31/98                                                 13038.00                    11223.00                    16463.00
                                                        12850.00                    11435.00                    17007.00
                                                        11941.00                    11948.00                    15315.00
                                                        13016.00                    11983.00                    18577.00
3/31/99                                                 12687.00                    11961.00                    19503.00
                                                        13092.00                    11913.00                    20877.00
                                                        12343.00                    12023.00                    19573.00
                                                        12838.00                    12030.00                    22486.00
3/31/00                                                 13262.00                    12210.00                    23002.00
                                                        13235.00                    12417.00                    22390.00
                                                        13316.00                    12774.00                    22174.00
                                                        13278.00                    13247.00                    20439.00
3/31/01                                                 12773.00                    13696.00                    18016.00
                                                        13117.00                    13788.00                    19070.00
                                                        12162.00                    14422.00                    16271.00
                                                        13005.00                    14434.00                    18009.00
3/31/02                                                 12887.00                    14402.00                    18059.00
                                                        12014.00                    14914.00                    15640.00
                                                        10968.00                    15589.00                    12938.00
                                                        11449.00                    15854.00                    14029.00
3/31/03                                                 11186.00                    16093.00                    13587.00
                                                        12094.00                    16530.00                    15679.00
                                                        12237.00                    16527.00                    16094.00
                                                        13084.00                    16537.00                    18053.00
3/31/04                                                 13314.00                    16946.00                    18359.00

                                       Cumulative    Average Annual
                                      Total Return    Total Return
                     One Year           +19.03%         +19.03%
                     Five Years          +4.94%          +0.97%
                     Life of Class*     +33.14%          +3.89%
                     * Inception date: October 1, 1996

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) Index returns are for the periods beginning September 30, 1996.

ANNUAL REPORT TO SHAREHOLDERS
                                       24



PERFORMANCE INFORMATION -- CONTINUED

GROWTH OF A $1,000,000 INVESTMENT -- FINANCIAL INTERMEDIARY CLASS

(BALANCED TRUST GRAPH)

                                                                               LEHMAN INTERMEDIATE
                                               BALANCED TRUST - FINANCIAL    GOVERNMENT/CREDIT BOND      S&P 500 STOCK COMPOSITE
                                                   INTERMEDIARY CLASS               INDEX(B)                    INDEX(B)
                                               --------------------------    ----------------------      -----------------------

  3/16/01                                          1,000,000.00                1,000,000.00                 1,000,000.00
  3/31/01                                          1,005,181.00                1,000,000.00                 1,000,000.00
  6/30/01                                          1,033,286.00                1,003,000.00                 1,058,500.00
  9/30/01                                            959,203.00                1,050,800.00                   903,200.00
 12/31/01                                          1,027,156.00                1,051,400.00                   999,700.00
  3/31/02                                          1,018,790.00                1,046,400.00                 1,002,400.00
  6/30/02                                            950,740.00                1,085,700.00                   868,100.00
  9/30/02                                            869,900.00                1,147,600.00                   718,100.00
 12/31/02                                            908,148.00                1,167,400.00                   778,700.00
  3/31/03                                            889,169.00                1,186,600.00                   754,200.00
  6/30/03                                            962,019.00                1,228,500.00                   870,300.00
  9/30/03                                            974,687.00                1,222,300.00                   893,300.00
 12/31/03                                          1,043,418.00                1,221,900.00                 1,002,100.00
  3/31/04                                          1,062,800.00                1,259,600.00                 1,019,100.00








                                       Cumulative    Average Annual
                                      Total Return    Total Return
                     One Year           +19.52%         +19.52%
                     Life of Class*      +6.28%          +2.02%
                     * Inception date: March 16, 2001

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(B) Index returns are for periods beginning March 31, 2001.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       25

GROWTH OF A $1,000,000 INVESTMENT -- INSTITUTIONAL CLASS

(BALANCED TRUST GRAPH)

                                                                               LEHMAN INTERMEDIATE
                                           BALANCED TRUST - INSTITUTIONAL    GOVERNMENT/CREDIT BOND      S&P 500 STOCK COMPOSITE
                                                       CLASS                        INDEX(B)                    INDEX(B)
                                           ------------------------------    ----------------------      -----------------------
3/16/01                                              1000000.00                    1000000.00                  1000000.00
3/31/01                                              1005180.00                    1000000.00                  1000000.00
                                                     1034150.00                    1003000.00                  1058500.00
                                                      960765.00                    1050800.00                   903200.00
                                                     1029530.00                    1051400.00                   999700.00
3/31/02                                              1022090.00                    1046400.00                  1002400.00
                                                      953932.00                    1085700.00                   868100.00
                                                      873516.00                    1147600.00                   718100.00
                                                      912550.00                    1167400.00                   778700.00
3/31/03                                               893499.00                    1186600.00                   754200.00
                                                      968033.00                    1228500.00                   870300.00
                                                      980581.00                    1222300.00                   893300.00
                                                     1050600.00                    1221900.00                  1002100.00
3/31/04                                              1071100.00                    1259600.00                  1019100.00

                                       Cumulative    Average Annual
                                      Total Return    Total Return
                     One Year           +19.87%         +19.87%
                     Life of Class*      +7.11%          +2.28%
                     * Inception date: March 16, 2001

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(B) Index returns are for periods beginning March 31, 2001.

ANNUAL REPORT TO SHAREHOLDERS
                                       26

PERFORMANCE INFORMATION -- CONTINUED

PORTFOLIO COMPOSITION AS A PERCENTAGE OF NET ASSETS
(AS OF MARCH 31, 2004)
(SECTOR DIVERSIFICATION PIE CHART)

                                                                                                                         CORPORATE
                                                                                                                           BONDS
CONSUMER               CONSUMER                            HEALTH                  INFORMATION               PREFERRED      AND
DISCRETIONARY          STAPLES     ENERGY    FINANCIALS     CARE     INDUSTRIALS   TECHNOLOGY    MATERIALS    STOCKS       NOTES
-------------          --------    ------    ----------    ------    -----------   -----------   ---------   ---------   ---------
4%                       9.50%     5.70%       15.30%      12.30%       8.70%        8.50%         1.70%       2.60%        13.10%

                     US
       US        GOVERNMENT
   GOVERNMENT      AGENGY
       AND       MORTGAGE-
     AGENCY        BACKED
   OBLIGATIONS   SECURITIES
   -----------   ----------
      17.00%        1.30%

TOP TEN HOLDINGS (AS OF MARCH 31, 2004)

                                                             % of
                        Security                          Net Assets
--------------------------------------------------------------------
Citigroup Inc.                                               2.5%
Target Corporation                                           2.5%
Charter One Financial, Inc.                                  2.4%
BP plc - ADR                                                 2.3%
Medtronic, Inc.                                              2.2%
McCormick & Company, Incorporated                            2.2%
Principal Financial Group, Inc.                              2.2%
United States Treasury STRIPS, 0%, due 5/15/07               2.1%
Pfizer Inc.                                                  2.1%
Lincoln National Corporation                                 2.0%

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       27

SELECTED PORTFOLIO PERFORMANCE(C)

Strongest performers for the year ended March 31, 2004(D)
-----------------------------------------------------------------------
 1.  IVAX Corporation                                            +85.9%
 2.  Lincoln National Corporation                                +75.4%
 3.  Applied Materials, Inc.                                     +69.6%
 4.  Intel Corporation                                           +67.7%
 5.  Dover Corporation                                           +62.7%

Weakest performers for the year ended March 31, 2004(D)
-----------------------------------------------------------------------
 1.  Johnson & Johnson                                           -10.8%
 2.  Unilever Capital Corporation, 6.875%, 11/1/05                -3.4%
 3.  United States Treasury Notes, 6.50%, 10/15/06                -2.4%
 4.  Government National Mortgage Association, 6%, 2/15/29        +0.1%
 5.  Union Pacific Corporation, 6.625%, 2/1/08                    +0.2%

PORTFOLIO CHANGES

Securities added during the 1st quarter 2004
--------------------------------------------
Marsh & McLennan Companies, Inc.
SLM Corporation, 4.000%, 1/31/14
United States Treasury Notes, 4.25%,
  11/15/13
United States Treasury
  Inflation-Protected Security, 2%,
  1/15/14
United States Treasury STRIPS, 0%,
  5/15/07
United States Treasury STRIPS, 0%,
  5/15/13

Securities sold during the 1st quarter 2004
--------------------------------------------
Federal Farm Credit Bank, 5%, 5/10/04
Government National Mortgage
  Association, 6%, 8/15/28 to 9/15/32
J.P. Morgan Chase & Co.
United States Treasury Notes, 6.5%,
  5/15/05
United States Treasury Notes, 3.125%,
  10/15/08
Verizon Global Funding Corp., 6.875%,
  6/15/12

---------------

(C) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.

(D) Securities held for the entire year.

ANNUAL REPORT TO SHAREHOLDERS
                                       28

STATEMENT OF NET ASSETS

BALANCED TRUST
March 31, 2004
(Amounts in Thousands)

                                                     Shares/Par     Value
--------------------------------------------------------------------------
Common Stocks and Equity Interests -- 65.7%
Consumer Discretionary -- 4.0%
  Multi-Line Retail -- 2.5%
  Target Corporation                                       34      $ 1,531
                                                                   -------
  Specialty Retail -- 1.5%
  The Home Depot, Inc.                                     25          949
                                                                   -------
Consumer Staples -- 9.5%
  Beverages -- 2.8%
  Anheuser-Busch Companies, Inc.                           16          790
  PepsiCo, Inc.                                            17          932
                                                                   -------
                                                                     1,722
                                                                   -------
  Food and Drug Retailing -- 3.7%
  McCormick & Company, Incorporated                        40        1,341
  SYSCO Corporation                                        24          945
                                                                   -------
                                                                     2,286
                                                                   -------
  Food and Staples Retailing -- 1.3%
  Wal-Mart Stores, Inc.                                    13          776
                                                                   -------
  Household Products -- 1.7%
  Kimberly-Clark Corporation                               17        1,041
                                                                   -------
Energy -- 5.7%
  Oil and Gas -- 5.7%
  BP plc - ADR                                             28        1,434
  EnCana Corp.                                             21          906
  Exxon Mobil Corporation                                  28        1,164
                                                                   -------
                                                                     3,504
                                                                   -------

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       29

                                                     Shares/Par     Value
--------------------------------------------------------------------------
Financials -- 15.3%
  Banks -- 2.4%
  Charter One Financial, Inc.                              41      $ 1,459
                                                                   -------
  Diversified Financial Services -- 2.5%
  Citigroup Inc.                                           30        1,551
                                                                   -------
  Financial (Diversified) -- 1.7%
  Equity Office Properties Trust                           35        1,011
                                                                   -------
  Insurance -- 7.2%
  Lincoln National Corporation                             26        1,231
  Marsh & McLennan Companies, Inc.                         17          764
  Principal Financial Group, Inc.                          37        1,318
  The PMI Group, Inc.                                      29        1,065
                                                                   -------
                                                                     4,378
                                                                   -------
  Thrifts and Mortgage Finance -- 1.5%
  Fannie Mae                                               13          944
                                                                   -------
Health Care -- 12.3%
  Health Care (Medical Products and Supplies) -- 4.0%
  Biomet, Inc.                                             28        1,074
  Medtronic, Inc.                                          28        1,347
                                                                   -------
                                                                     2,421
                                                                   -------
  Health Care Providers and Services -- 1.8%
  Cardinal Health, Inc.                                    16        1,102
                                                                   -------

ANNUAL REPORT TO SHAREHOLDERS
                                       30

STATEMENT OF NET ASSETS -- CONTINUED

BALANCED TRUST -- CONTINUED

                                                     Shares/Par     Value
--------------------------------------------------------------------------
Health Care -- Continued
  Pharmaceuticals -- 6.5%
  Abbott Laboratories                                      20      $   822
  IVAX Corporation                                         37          843(A)
  Johnson & Johnson                                        20        1,014
  Pfizer Inc.                                              37        1,305
                                                                   -------
                                                                     3,984
                                                                   -------
Industrials -- 8.7%
  Commercial Services and Supplies -- 1.8%
  Automatic Data Processing, Inc.                          19          785
  Cintas Corporation                                        7          305
                                                                   -------
                                                                     1,090
                                                                   -------
  Electrical Equipment -- 0.7%
  Emerson Electric Company                                  7          419
                                                                   -------
  Industrial Conglomerates -- 1.6%
  General Electric Company                                 32          977
                                                                   -------
  Machinery -- 1.8%
  Dover Corporation                                        15          581
  Illinois Tool Works Inc.                                  7          555
                                                                   -------
                                                                     1,136
                                                                   -------
  Road and Rail -- 2.8%
  Kansas City Southern                                     62          862(A)
  Union Pacific Corporation                                14          837
                                                                   -------
                                                                     1,699
                                                                   -------
Information Technology -- 8.5%
  Communications Equipment -- 1.1%
  Nokia Oyj - ADR                                          34          690
                                                                   -------

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       31

                                                     Shares/Par     Value
--------------------------------------------------------------------------
Information Technology -- Continued
  Computers and Peripherals -- 2.4%
  Dell Inc.                                                23      $   773(A)
  International Business Machines Corporation               8          698
                                                                   -------
                                                                     1,471
                                                                   -------
  Semiconductor Equipment and Production -- 2.4%
  Applied Materials, Inc.                                  36          766(A)
  Intel Corporation                                        27          734
                                                                   -------
                                                                     1,500
                                                                   -------
  Software -- 2.6%
  Microsoft Corporation                                    29          729
  Oracle Corporation                                       70          841(A)
                                                                   -------
                                                                     1,570
                                                                   -------
Materials -- 1.7%
  Metals and Mining -- 1.7%
  Rio Tinto plc - ADR                                      11        1,056
                                                                   -------
Total Common Stocks and Equity Interests
  (Identified Cost -- $33,016)                                      40,267
--------------------------------------------------------------------------
Preferred Stocks -- 2.6%
  Newell Financial Trust I, Cv., 5.25%                      5          215
  State Street Corporation, Cv., 6.75%                      2          543
  International Paper Capital Trust, Cv., 5.25%            17          838
                                                                   -------
Total Preferred Stocks (Identified Cost -- $1,440)                   1,596
--------------------------------------------------------------------------

                                                Maturity
                                       Rate       Date       Par/Shares
----------------------------------------------------------------------------------
Corporate Bonds and Notes -- 13.1%
Banking and Finance -- 1.5%
  Bank of America Corporation         5.125%    11/15/14       $  330          341
  Caterpillar Financial Services
    Corporation                       4.875%     6/15/07          200          215
  Wells Fargo & Company               5.000%    11/15/14          330          341
                                                                           -------
                                                                               897
                                                                           -------

ANNUAL REPORT TO SHAREHOLDERS
                                       32


STATEMENT OF NET ASSETS -- CONTINUED

BALANCED TRUST -- CONTINUED



                                                Maturity
                                       Rate       Date       Par/Shares     Value
----------------------------------------------------------------------------------
Diversified Financials -- 0.8%
  SLM Corporation                     4.000%     1/31/14       $  500      $   511(B)
                                                                           -------
Energy -- 0.5%
  Devon Energy Corporation            2.750%     8/1/06           325          327
                                                                           -------
Finance -- 1.8%
  General Motors Acceptance
    Corporation                       3.020%     5/19/05          525          532(B)
  Morgan Stanley & Company, Inc.      4.250%     5/15/10          550          565
                                                                           -------
                                                                             1,097
                                                                           -------
Food and Staples Retailing -- 4.3%
  Kroger Company                      6.750%     4/15/12          700          800
  Safeway Inc.                        4.800%     7/16/07          525          556
  Unilever Capital Corporation        6.875%     11/1/05          750          810
  Wal-Mart Stores, Inc.               4.550%     5/1/13           475          482
                                                                           -------
                                                                             2,648
                                                                           -------
Investment Banking/Brokerage -- 2.8%
  The Goldman Sachs Group, Inc.       5.700%     9/1/12           625          676
  J.P. Morgan Chase & Co.             3.125%    12/11/06          500          511
  Merrill Lynch & Co., Inc.           3.700%     4/21/08          500          511
                                                                           -------
                                                                             1,698
                                                                           -------
Railroads -- 1.4%
  Union Pacific Corporation           6.625%     2/1/08           750          846
                                                                           -------
Total Corporate Bonds and Notes (Identified Cost -- $7,706)                  8,024
----------------------------------------------------------------------------------

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       33

                                                Maturity
                                       Rate       Date       Par/Shares     Value
----------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 17.0%
Fixed Rate Securities -- 12.9%
  Fannie Mae                          5.000%     7/1/18        $  858      $   883
  Federal Farm Credit Bank            3.750%     4/9/10           475          481
  Freddie Mac                         2.750%     8/15/06          850          866
  Freddie Mac                         3.160%     5/7/07           675          676
  Freddie Mac                         3.625%     9/15/08        1,150        1,184
  United States Treasury Notes        2.375%     8/15/06          700          710
  United States Treasury Notes        2.625%    11/15/06          650          663
  United States Treasury Notes        3.250%     8/15/07          650          673
  United States Treasury Notes        4.250%    11/15/13          600          621
  United States Treasury Notes        5.000%     8/15/11           50           55
  United States Treasury Notes        6.500%    10/15/06        1,000        1,116
                                                                           -------
                                                                             7,928
                                                                           -------
Inflation-Indexed Securities -- 1.0%
  United States Treasury
    Inflation-Protected Security      2.000%     1/15/14          551          578(C)
                                                                           -------
Stripped Securities -- 3.1%
  United States Treasury STRIPS       0.000%     8/15/05          350          344(D)
  United States Treasury STRIPS       0.000%     5/15/07        1,400        1,310(D)
  United States Treasury STRIPS       0.000%     5/15/13          325          225(D)
                                                                           -------
                                                                             1,879
                                                                           -------
Total U.S. Government and Agency Obligations (Identified
  Cost -- $10,184)                                                          10,385
----------------------------------------------------------------------------------

ANNUAL REPORT TO SHAREHOLDERS
                                       34

STATEMENT OF NET ASSETS -- CONTINUED

BALANCED TRUST -- CONTINUED




                                                Maturity
                                       Rate       Date       Par/Shares     Value
----------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 1.3%
Fixed Rate Securities -- 1.3%
  Government National Mortgage
    Association                       6.000%     2/15/29       $  304      $   318
  Government National Mortgage        7.000%   2/15/28 to
    Association
                                                12/15/31            427        455
                                                                           -------
                                                                               773
                                                                           -------
Total U.S. Government Agency Mortgage-Backed Securities (Identified
  Cost -- $734)                                                                773
----------------------------------------------------------------------------------
Total Investments -- 99.7% (Identified Cost -- $53,080)                     61,045
Other Assets Less Liabilities -- 0.3%                                          202
                                                                           -------
NET ASSETS CONSIST OF:
Accumulated paid-in-capital applicable to:
  3,542 Primary Class shares outstanding                       $39,387
  1,984 Financial Intermediary Class shares outstanding        14,009
    45 Institutional Class shares outstanding                   1,031
Undistributed net investment income                               296
Accumulated net realized gain/(loss) on investments            (1,441)
Unrealized appreciation/(depreciation) of investments           7,965
                                                               ------
NET ASSETS -- 100.0%                                                       $61,247
                                                                           =======
NET ASSET VALUE PER SHARE:
  PRIMARY CLASS                                                             $10.99
                                                                           =======
  FINANCIAL INTERMEDIARY CLASS                                              $11.00
                                                                           =======
  INSTITUTIONAL CLASS                                                       $11.01
                                                                           =======

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       35

------------------------------------------------------------------------------

(A) Non-income producing.

(B) Indexed Security -- The rates of interest earned on these securities are tied to the Consumer Price Index or to the London Interbank Offered Rate ("LIBOR"). The coupon rates are the rates as of March 31, 2004.

(C) U.S. Treasury Inflation-Indexed Securities -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(D) STRIPS -- Separate Trading of Registered Interest and Principal of Securities. This is a pre-stripped zero coupon bond that is a direct obligation of the U.S. Treasury.

See notes to financial statements.

ANNUAL REPORT TO SHAREHOLDERS
                                       36

STATEMENT OF OPERATIONS

BALANCED TRUST
For the Year Ended March 31, 2004
(Amounts in Thousands)

--------------------------------------------------------------------------
Investment Income:
  Dividends                                           $   750(A)
  Interest                                                907
                                                      -------
      Total income                                                $ 1,657
Expenses:
  Management fee                                          449
  Distribution and service fees:
    Primary Class                                         283
    Financial Intermediary Class                           54
  Audit and legal fees                                     34
  Custodian fee                                            92
  Directors' fees and expenses                             14
  Registration fees                                        19
  Reports to shareholders                                  27
  Transfer agent and shareholder servicing expense:
    Primary Class                                          53
    Financial Intermediary Class                           26
    Institutional Class                                    --(B)
  Other expenses                                            6
                                                      -------
                                                        1,057
  Less fees waived                                        (61)
                                                      -------
      Total expenses, net of waivers                                  996
                                                                  -------
NET INVESTMENT INCOME                                                 661
Net Realized and Unrealized Gain/(Loss) on
  Investments:
  Realized gain/(loss) on investments                    (486)
  Change in unrealized appreciation/(depreciation)
    of investments                                     10,054
                                                      -------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS                                                       9,568
--------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                    $10,229
--------------------------------------------------------------------------

(A) Net of foreign taxes withheld of $10.

(B) Amount less than $1.

See notes to financial statements.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       37

STATEMENT OF CHANGES IN NET ASSETS

BALANCED TRUST
(Amounts in Thousands)

                                                      For the Years Ended
                                                           March 31,
                                                     ---------------------
                                                      2004          2003
--------------------------------------------------------------------------
Change in Net Assets:
Net investment income                                $   661       $   892
Net realized gain/(loss) on investments                 (486)         (914)
Change in unrealized appreciation/(depreciation) of
  investments                                         10,054        (8,099)
--------------------------------------------------------------------------
Change in net assets resulting from operations        10,229        (8,121)
Distributions to shareholders:
  From net investment income:
    Primary Class                                       (471)         (348)
    Financial Intermediary Class                        (390)         (318)
    Institutional Class                                   (9)           (6)
  From net realized gain on investments:
    Primary Class                                         --          (228)
    Financial Intermediary Class                          --          (163)
    Institutional Class                                   --            (3)
Change in net assets from Fund share transactions:
    Primary Class                                        169         2,015
    Financial Intermediary Class                      (1,808)       (2,564)
    Institutional Class                                   90            11
--------------------------------------------------------------------------
Change in net assets                                   7,810        (9,725)
Net Assets:
Beginning of year                                     53,437        63,162
--------------------------------------------------------------------------
End of year                                          $61,247       $53,437
--------------------------------------------------------------------------
Undistributed net investment income/(loss)           $   296       $   485
--------------------------------------------------------------------------

See notes to financial statements.

ANNUAL REPORT TO SHAREHOLDERS
                                       38

FINANCIAL HIGHLIGHTS

BALANCED TRUST

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

PRIMARY CLASS:

                                              Years Ended March 31,
                                 ------------------------------------------------
                                  2004      2003      2002       2001      2000
---------------------------------------------------------------------------------
Net asset value, beginning of
  year                            $ 9.36    $10.97    $11.64     $12.20    $11.98
                                 ------------------------------------------------
Investment operations:
  Net investment income              .10(A)    .13(A)    .11(A,B)   .17(A)    .20(A)
  Net realized and unrealized
    gain/(loss) on investments      1.66     (1.57)      .02(B)    (.61)      .33
                                 ------------------------------------------------
  Total from investment
    operations                      1.76     (1.44)      .13       (.44)      .53
                                 ------------------------------------------------
Distributions:
  From net investment income        (.13)     (.10)     (.11)      (.12)     (.31)
  From net realized gain on
    investments                       --      (.07)     (.69)        --        --
                                 ------------------------------------------------
  Total distributions               (.13)     (.17)     (.80)      (.12)     (.31)
                                 ------------------------------------------------
Net asset value, end of year      $10.99    $ 9.36    $10.97     $11.64    $12.20
                                 ================================================
Ratios/supplemental data:
  Total return                     19.03%   (13.20)%     .89%     (3.68)%    4.53%
  Expenses to average net
    assets                          1.85%(A)  1.85%(A)  1.85%(A)   1.85%(A)  1.85%(A)
  Net investment income to
    average net assets               .94%(A)  1.37%(A)  1.04%(A,B) 1.38%(A)  1.67%(A)
  Portfolio turnover rate           42.1%     29.5%     55.4%      58.4%     58.0%
Net assets, end of year (in
  thousands)                     $38,936   $32,914   $36,308    $35,971   $37,026
---------------------------------------------------------------------------------

(A) Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.85% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2004,1.96%; 2003, 2.03%; 2002, 2.02%;
    2001, 2.00%; and 2000, 1.88%.

(B) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended March 31, 2002, was an increase in net investment income per share of $0.01, a decrease in net realized and unrealized gain/(loss) per share of $0.01, and an increase in the ratio of net investment income from 0.96% to 1.04%. Per share data and ratios for periods prior to April 1, 2001, have not been restated to reflect this change in accounting.

See notes to financial statements.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       39

FINANCIAL INTERMEDIARY CLASS:

                                          Years Ended March 31,      Period Ended
                                       ---------------------------    March 31,
                                        2004      2003      2002       2001(C)
---------------------------------------------------------------------------------
Net asset value, beginning of year      $ 9.37    $10.96    $11.64      $11.58
                                       ------------------------------------------
Investment operations:
  Net investment income                    .15(D)    .20(D)    .17(D,E)     N.M(D)
  Net realized and unrealized
    gain/(loss) on investments            1.66     (1.58)      .01(E)       .06
                                       ------------------------------------------
  Total from investment operations        1.81     (1.38)      .18         .06
                                       ------------------------------------------
Distributions:
  From net investment income              (.18)     (.14)     (.17)         --
  From net realized gain on
    investments                             --      (.07)     (.69)         --
                                       ------------------------------------------
  Total distributions                     (.18)     (.21)     (.86)         --
                                       ------------------------------------------
Net asset value, end of year            $11.00    $ 9.37    $10.96      $11.64
                                       ==========================================
Ratios/supplemental data:
  Total return                           19.52%   (12.72)%    1.35%        .52%(F)
  Expenses to average net assets          1.35%(D)  1.35%(D)  1.35%(D)    1.35%(D,G)
  Net investment income to average
    net assets                            1.46%(D)  1.88%(D)  1.55%(D,E)   .27%(D,G)
  Portfolio turnover rate                 42.1%     29.5%     55.4%       58.4%(G)
Net assets, end of year (in
  thousands)                           $21,812   $20,182   $26,463     $30,976
---------------------------------------------------------------------------------

(C) For the period from March 16, 2001 (commencement of operations) to March 31, 2001.

(D) Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.35% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2004, 1.44%; 2003, 1.46%; 2002,
    1.48%; and for the period ended March 31, 2001, 1.45%.

(E) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended March 31, 2002, was an increase in net investment income per share of $0.01, a decrease in net realized and unrealized gain/(loss) per share of $0.01, and an increase in the ratio of net investment income from 1.47% to 1.55%. Per share data and ratios for periods prior to April 1, 2001, have not been restated to reflect this change in accounting.

(F) Not annualized.

(G) Annualized.

N.M. --  Not meaningful.

See notes to financial statements.

ANNUAL REPORT TO SHAREHOLDERS
                                       40

INSTITUTIONAL CLASS:

                                          Years Ended March 31,      Period Ended
                                       ---------------------------    March 31,
                                        2004      2003      2002       2001(C)
---------------------------------------------------------------------------------
Net asset value, beginning of year      $ 9.38    $10.98    $11.64      $11.58
                                       ------------------------------------------
Investment operations:
  Net investment income                    .17(H)    .22(H)    .19(H,I)     N.M.(H)
  Net realized and unrealized
    gain(loss) on investments             1.68     (1.59)      .03(I)       .06
                                       ------------------------------------------
  Total from investment operations        1.85     (1.37)      .22         .06
                                       ------------------------------------------
Distributions:
  From net investment income              (.22)     (.16)     (.19)         --
  From net realized gain on
    investments                             --      (.07)     (.69)         --
                                       ------------------------------------------
  Total distributions                     (.22)     (.23)     (.88)         --
                                       ------------------------------------------
Net asset value, end of year            $11.01    $ 9.38    $10.98      $11.64
                                       ==========================================
Ratios/supplemental data:
  Total return                           19.87%   (12.58)%    1.68%        .52%(F)
  Expenses to average net assets          1.10%(H)  1.10%(H)  1.10%(H)    1.10%(G,H)
  Net investment income to average
    net assets                            1.68%(H)  2.14%(H)  1.79%(H,I)   .52%(G,H)
  Portfolio turnover rate                 42.1%     29.5%     55.4%       58.4%(G)
Net assets, end of year (in
  thousands)                              $499      $341      $391        $325
---------------------------------------------------------------------------------

(H) Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.10% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2004, 1.12%; 2003, 1.17%; 2002,
    1.21%; and for the period ended March 31, 2001, 1.16%.

(I) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended March 31, 2002, was an increase in net investment income per share of $0.01, a decrease in net realized and unrealized gain/(loss) per share of $0.01, and an increase in the ratio of net investment income from 1.71% to 1.79%. Per share data and ratios for periods prior to April 1, 2001, have not been restated to reflect this change in accounting.

N.M. -- Not meaningful.

See notes to financial statements.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       41

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL SERVICES FUND

  Coming off one of the worst stock market periods in history, stocks came roaring back during the twelve months ended March 31, 2004, as measured by the S&P 500 Stock Composite Index's(A) gain of 35.12%. During the last three quarters of 2003, renewed confidence in stocks stemmed from economic recovery, accelerating corporate profits, spectacularly low interest rates, and targeted tax cuts. Investor optimism waned a little in the first quarter of 2004 due to more mixed economic data, rising terrorism fears, the threat of higher interest rates and higher stock valuations, but stocks still realized a positive return (the S&P 500 rose 1.69%). The economic recovery seems to be on firm footing with the job market, the last piece of the puzzle, finally turning around, and corporate profits remain robust.

                                           Average Annual Total Returns,
                                            Periods Ended March 31, 2004
                                     ------------------------------------------
                                                                         First
                                        Since        Five       One     Quarter
                                     Inception(B)    Years     Year      2004
-------------------------------------------------------------------------------
Financial Services Fund
  Primary Class                         +8.78%       +9.59%   +40.27%   +2.93%
  Class A (including maximum sales
    load)                               +8.62%       +9.37%   +34.63%   -1.71%
  Class A (excluding maximum sales
    load)                               +9.61%      +10.45%   +41.37%   +3.21%
S&P 500 Stock Composite Index           +1.92%       -1.20%   +35.12%   +1.69%
Lipper Financial Services Fund
  Index(C)                              +7.93%       +6.33%   +45.74%   +4.93%
S&P 500 Financial Index(D)              +8.09%       +5.40%   +44.82%   +4.88%

    The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

---------------

(A) A market capitalization-weighted index, including reinvestment of dividends and capital gains distributions, that is generally considered representative of the U.S. stock market.

(B) The inception date of both the Primary Class and Class A is November 16, 1998. Index returns are for periods beginning October 31, 1998.

(C) An index comprised of the 10 largest funds in the Lipper universe of 106 financial services funds.

(D) A capitalization-weighted, price-only index representing 9 financial groups and 53 financial companies.

ANNUAL REPORT TO SHAREHOLDERS
                                       42

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE -- CONTINUED

FINANCIAL SERVICES FUND -- CONTINUED




  The Legg Mason Financial Services Fund Primary Class shares returned 40.27% for the twelve months ended March 31, 2004, handily beating the S&P 500, which returned 35.12%. However, this strong performance did not beat our other two comparative indices, as the Lipper Financial Services Fund Index returned 45.74%, and the S&P 500 Financial Index returned 44.82% for the same time period. The Fund's performance over the fiscal year was aided by large holdings in smaller bank stocks rather than just one or two names. (Most of the positions in the Fund are each about 2% of the portfolio, so no one stock or company has that much influence.) In addition to the strong earnings these companies reported, there was increased acquisition activity in the sector. In fact, the Fund had six companies taken over in the last fiscal year. The three best performing stocks in the Fund during the last fiscal year were Cascade Financial Corp., up 124.1%; Greater Bay Bancorp, up 109.4%; and Fidelity Bankshares, up 103.1%. The three worst performing stocks for the same period were Fifth Third, which returned 12.5%; Fiserv, which returned 13.6%; and SLM Corporation, which returned 15.1%. Toward the end of the year as the stock market got stronger, the Fund's performance was hurt by not owning the brokerage firms and larger banks with capital markets exposure.

Amy LaGuardia, CFA

April 23, 2004

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       43

PERFORMANCE INFORMATION

FINANCIAL SERVICES FUND

  The graphs on the following pages compare the Fund's total returns to that of two closely matched broad-based securities market indices. The graphs illustrate the cumulative total return of an initial $10,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line for the Class A shares reflects the maximum sales charge of 4.75%. The lines representing the securities market indices do not include any transaction costs associated with buying and selling securities in the indices or other administrative expenses.

  Total return measures investment performance in terms of appreciation or depreciation in a fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods. No adjustment has been made for any income taxes payable by shareholders.

 The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

ANNUAL REPORT TO SHAREHOLDERS
                                       44

PERFORMANCE INFORMATION -- CONTINUED

GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS

(FINANCIAL SERVICES FUND GRAPH)

                                                FINANCIAL SERVICES FUND -   LIPPER FINANCIAL SERVICES    S&P 500 STOCK COMPOSITE
                                                      PRIMARY CLASS               FUND INDEX(A)                 INDEX(A)
                                                -------------------------   -------------------------    -----------------------
11/16/98                                                10000.00                    10000.00                    10000.00
                                                        10570.00                    10371.00                    10576.00
3/31/99                                                  9940.00                    10503.00                    11103.00
                                                        10430.00                    10980.00                    11886.00
                                                         9050.00                     9464.00                    11144.00
                                                         9410.00                     9917.00                    12802.00
3/31/00                                                  9180.00                     9936.00                    13095.00
                                                         9230.00                     9764.00                    12747.00
                                                        10880.00                    11855.00                    12624.00
                                                        12170.00                    12568.00                    11636.00
3/31/01                                                 11020.00                    11456.00                    10257.00
                                                        11920.00                    12290.00                    10857.00
                                                        11020.00                    10951.00                     9263.00
                                                        11620.00                    11714.00                    10253.00
3/31/02                                                 12510.00                    12265.00                    10281.00
                                                        12690.00                    11611.00                     8904.00
                                                        11200.00                     9872.00                     7366.00
                                                        11300.00                    10308.00                     7987.00
3/31/03                                                 11200.00                     9796.00                     7736.00
                                                        12670.00                    11511.00                     8926.00
                                                        13470.00                    12103.00                     9163.00
                                                        15262.00                    13606.00                    10278.00
3/31/04                                                 15710.00                    15119.00                    11086.00

                                       Cumulative    Average Annual
                                      Total Return    Total Return
                     One Year           +40.27%         +40.27%
                     Five Years         +58.05%          +9.59%
                     Life of Class*     +57.10%          +8.78%
                     * Inception date: November 16, 1998

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) Index returns are for periods beginning October 31, 1998.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       45

GROWTH OF A $10,000 INVESTMENT -- CLASS A

(includes maximum sales charge of 4.75%)

(FINANCIAL SERVICE FUND GRAPH)

                                                FINANCIAL SERVICES FUND -   LIPPER FINANCIAL SERVICES    S&P 500 STOCK COMPOSITE
                                                         CLASS A                  FUND INDEX(A)                 INDEX(A)
                                                -------------------------   -------------------------    -----------------------
11/16/98                                                10000.00                    10000.00                    10000.00
                                                        10076.00                    10371.00                    10576.00
3/31/99                                                  9486.00                    10503.00                    11103.00
                                                         9981.00                    10980.00                    11886.00
                                                         8686.00                     9464.00                    11144.00
                                                         9038.00                     9917.00                    12802.00
3/31/00                                                  8838.00                     9936.00                    13095.00
                                                         8905.00                     9764.00                    12747.00
                                                        10514.00                    11855.00                    12624.00
                                                        11771.00                    12568.00                    11636.00
3/31/01                                                 10686.00                    11456.00                    10257.00
                                                        11581.00                    12290.00                    10857.00
                                                        10724.00                    10951.00                     9263.00
                                                        11333.00                    11714.00                    10253.00
3/31/02                                                 12229.00                    12265.00                    10281.00
                                                        12419.00                    11611.00                     8904.00
                                                        10981.00                     9872.00                     7366.00
                                                        11105.00                    10308.00                     7987.00
3/31/03                                                 11029.00                     9796.00                     7736.00
                                                        12495.00                    11511.00                     8926.00
                                                        13314.00                    12103.00                     9163.00
                                                        15107.00                    13606.00                    10278.00
3/31/04                                                 15591.00                    15119.00                    11086.00

                          Cumulative               Average Annual
                         Total Return               Total Return
                      With        Without        With        Without
                   Sales Load   Sales Load*   Sales Load   Sales Load*
  One Year          +34.63%       +41.37%      +34.63%       +41.37%
  Five Years        +56.51%       +64.36%       +9.37%       +10.45%
  Life of Class+    +55.91%       +63.71%       +8.62%        +9.61%
  * This column lists Class A total returns excluding the maximum
    4.75% sales charge.
  + Inception date: November 16, 1998

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) Index returns are for periods beginning October 31, 1998.

ANNUAL REPORT TO SHAREHOLDERS
                                       46

PERFORMANCE INFORMATION -- CONTINUED

SECTOR DIVERSIFICATION (AS OF MARCH 31, 2004)

Common Stock and Equity Interests (as a percentage of net assets)

(PIE CHART)

                                  CONSUMER                                                               SAVINGS AND
INFORMATION TECHNOLOGY             STAPLES           ENERGY             BANKS           INSURANCE      LOAN COMPANIES
----------------------            --------           ------             -----           ---------      --------------
1.9%                                1.10%             1.00%            61.80%             13.00%             11.20%



 OTHER FINANCIALS
 ----------------

       5.20%

TOP TEN HOLDINGS (AS OF MARCH 31, 2004)

                                                             % of
                        Security                          Net Assets
--------------------------------------------------------------------
North Fork Bancorporation, Inc.                              3.7%
Texas Regional Bancshares, Inc.                              2.8%
Commerce Bancshares, Inc.                                    2.7%
Cascade Bancorp.                                             2.7%
SLM Corporation                                              2.7%
Philadelphia Consolidated Holding Corp.                      2.5%
Banknorth Group, Inc.                                        2.5%
IBERIABANK Corporation                                       2.4%
RLI Corp.                                                    2.3%
StanCorp Financial Group, Inc.                               2.2%

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       47

SELECTED PORTFOLIO PERFORMANCE(B)

Strongest performers for the year ended March 31, 2004(C)
-----------------------------------------------------------------------
 1.  Cascade Financial Corporation                              +124.1%
 2.  Greater Bay Bancorp                                        +109.4%
 3.  Fidelity Bankshares, Inc.                                  +103.1%
 4.  East West Bancorp, Inc.                                     +83.2%
 5.  UCBH Holdings, Inc.                                         +82.8%
 6.  Northrim BanCorp Inc.                                       +79.9%
 7.  Merrill Merchants Bancshares, Inc.                          +76.7%
 8.  Financial Federal Corporation                               +75.0%
 9.  Southern Financial Bancorp, Inc.                            +67.1%
10.  Philadelphia Consolidated Holding Corp.                     +61.1%

Weakest performers for the year ended March 31, 2004(C)
-----------------------------------------------------------------------
 1.  Fifth Third Bancorp                                         +12.5%
 2.  Fiserv, Inc.                                                +13.6%
 3.  SLM Corporation                                             +15.1%
 4.  M&T Bank Corporation                                        +16.0%
 5.  National Commerce Financial Corporation                     +24.3%
 6.  Brown & Brown, Inc.                                         +24.8%
 7.  Southwest Bancorporation of Texas, Inc.                     +26.2%
 8.  Harbor Florida Bancshares, Inc.                             +26.7%
 9.  StanCorp Financial Group, Inc.                              +28.0%
10.  Columbia Bancorp                                            +29.6%

PORTFOLIO CHANGES

Securities added during the 1st quarter 2004
--------------------------------------------
American Equity Investment Life
  Holding Company
Banner Corporation
FirstFed Financial Corp.
Hilb, Rogal and Hamilton Company
MBNA Corporation
Provident Bancorp, Inc.
The Bank Holdings
Securities sold during the 1st quarter 2004
--------------------------------------------
Citizens South Banking Corporation
First Niagara Financial Group, Inc.
Prosperity Bancshares, Inc.
Sandy Spring Bancorp, Inc.
Sun Bancorp, Inc.
Umpqua Holdings Corporation

---------------

(B) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.

(C) Securities held for the entire year.

ANNUAL REPORT TO SHAREHOLDERS
                                       48

STATEMENT OF NET ASSETS

FINANCIAL SERVICES FUND
March 31, 2004
(Amounts in Thousands)

                                                  Shares/Par        Value
--------------------------------------------------------------------------
Common Stock and Equity Interests -- 95.2%
Consumer Staples -- 1.1%
  Food -- 1.1%
  Hershey Foods Corporation                              9         $   746
                                                                   -------
Energy -- 1.0%
  Oil and Gas (Exploration and Production) -- 1.0%
  EnCana Corp.                                          16             698
                                                                   -------
Financials -- 91.2%
  Banks -- 57.7%
  Bancorp Rhode Island, Inc.                            20             674
  Bank of Hawaii Corporation                            15             695
  Bridge Street Financial, Inc.                          5              68
  Cascade Bancorp                                       80           1,838
  Cascade Financial Corporation                         50           1,009
  CoBiz Incorporated                                    35             705
  Columbia Bancorp                                      40           1,232
  Commerce Bancshares, Inc.                             39           1,861
  Cullen/Frost Bankers, Inc.                            35           1,497
  East West Bancorp, Inc.                               17             924
  Fifth Third Bancorp                                   19           1,052
  First Community Bancorp                               25             935
  First Financial Bankshares, Inc.                      19             751
  First State Bancorporation                            35           1,080
  Glacier Bancorp, Inc.                                 40           1,290
  Greater Bay Bancorp                                   40           1,170
  Humboldt Bancorp                                      63           1,249
  IBERIABANK Corporation                                28           1,648
  M&T Bank Corporation                                  15           1,348
  Marshall & Ilsley Corporation                         35           1,323
  Mercantile Bankshares Corporation                     25           1,074
  Merrill Merchants Bancshares, Inc.                    11             266
  Mid-State Bancshares                                  35             828
  National Commerce Financial Corporation               43           1,230
  North Fork Bancorporation, Inc.                       60           2,539
  Northrim BanCorp Inc.                                 40           1,024
  Pacific Capital Bancorp                               37           1,455
  Southern Financial Bancorp, Inc.                      19             834

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       49

                                                  Shares/Par        Value
--------------------------------------------------------------------------
Financials -- Continued
  Banks -- Continued
  Southwest Bancorporation of Texas, Inc.               33         $ 1,245
  SunTrust Banks, Inc.                                  20           1,394
  TCF Financial Corporation                             25           1,277
  Texas Regional Bancshares, Inc.                       45           1,915
  The Bank Holdings                                      5              76(A)
  The Bank Holdings -- warrants                          1               5(A)
  UCBH Holdings, Inc.                                   28           1,101
  Western Sierra Bancorp                                30           1,318(A)
                                                                   -------
                                                                    39,930
                                                                   -------
  Commercial Banks -- 4.1%
  Bank One Corporation                                  21           1,156
  Banknorth Group, Inc.                                 50           1,702
                                                                   -------
                                                                     2,858
                                                                   -------
  Diversified Financials -- 5.2%
  Financial Federal Corporation                         15             502(A)
  MBNA Corporation                                      45           1,243
  SLM Corporation                                       44           1,833
                                                                   -------
                                                                     3,578
                                                                   -------
  Insurance -- 13.0%
  American Equity Investment Life Holding
    Company                                            100           1,285(A)
  Brown & Brown, Inc.                                   31           1,201
  Hilb, Rogal and Hamilton Company                      30           1,143
  NCRIC Group, Inc.                                     51             494(A)
  Philadelphia Consolidated Holding Corp.               30           1,740(A)
  RLI Corp.                                             42           1,621
  StanCorp Financial Group, Inc.                        23           1,501
                                                                   -------
                                                                     8,985
                                                                   -------
  Savings and Loan Companies -- 11.2%
  Banner Corporation                                    20             586
  Fidelity Bankshares, Inc.                             30           1,099
  FirstFed Financial Corp.                              20             923(A)
  Golden West Financial Corporation                     10           1,119
  Harbor Florida Bancshares, Inc.                       48           1,389
  Provident Bancorp, Inc.                               75             889

ANNUAL REPORT TO SHAREHOLDERS
                                       50


STATEMENT OF NET ASSETS -- CONTINUED

FINANCIAL SERVICES FUND -- CONTINUED




                                                  Shares/Par        Value
--------------------------------------------------------------------------
Financials -- Continued
  Savings and Loan Companies -- Continued
  Sound Federal Bancorp, Inc.                           40         $   588
  Sovereign Bancorp, Inc.                               55           1,178
                                                                   -------
                                                                     7,771
                                                                   -------
Information Technology -- 1.9%
  Commercial Services and Supplies -- 1.9%
  Fiserv, Inc.                                          37           1,323(A)
                                                                   -------
Total Common Stock and Equity Interests (Identified
  Cost -- $42,882)                                                  65,889
--------------------------------------------------------------------------
Repurchase Agreements -- 5.2%
  The Goldman Sachs Group, Inc.
    1.04%, dated 3/31/04, to be repurchased at
    $1,778 on 4/1/04 (Collateral: $1,772 Fannie
    Mae mortgage-backed securities, 5.5%, due
    5/1/33, value $1,822)                          $ 1,778           1,778
  J.P. Morgan Chase & Co.
    1.02%, dated 3/31/04, to be repurchased at
    $1,777 on 4/1/04 (Collateral: $1,737 Fannie
    Mae notes, 4.61%, due 10/10/13, value
    $1,814)                                          1,777           1,777
                                                                   -------
  Total Repurchase Agreements (Identified
    Cost -- $3,555)                                                  3,555
--------------------------------------------------------------------------
Total Investments -- 100.4% (Identified Cost -- $46,437)            69,444
Other Assets Less Liabilities -- (0.4)%                               (253)
                                                                   -------
NET ASSETS -- 100.0%                                               $69,191
                                                                   =======

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       51


--------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in-capital applicable to:
  3,717 Primary Class shares outstanding                           $36,590
    733 Class A shares outstanding                                   7,097
Undistributed net investment income/(loss)                              (4)
Accumulated net realized gain/(loss) on investments                  2,501
Unrealized appreciation/(depreciation) of investments               23,007
                                                                   -------
NET ASSETS                                                         $69,191
                                                                   =======
NET ASSET VALUE PER SHARE:
  PRIMARY CLASS                                                     $15.44
                                                                   =======
  CLASS A                                                           $16.10
                                                                   =======
MAXIMUM OFFERING PRICE PER SHARE:
  CLASS A (NET ASSET VALUE/(1-4.75% MAXIMUM SALES CHARGE))          $16.90
                                                                   =======
--------------------------------------------------------------------------

(A) Non-income producing.

See notes to financial statements.

ANNUAL REPORT TO SHAREHOLDERS
                                       52

STATEMENT OF OPERATIONS

FINANCIAL SERVICES FUND
For the Year Ended March 31, 2004
(Amounts in Thousands)

--------------------------------------------------------------------------
Investment Income:
  Dividends                                           $ 1,004(A)
  Interest                                                 16
                                                      -------
      Total income                                                $ 1,020
Expenses:
  Management fee                                          612
  Distribution and service fees:
    Primary Class                                         503
    Class A                                                27
  Audit and legal fees                                     36
  Custodian fee                                            72
  Directors' fees and expenses                             15
  Registration fees                                        33
  Reports to shareholders                                  18
  Transfer agent and shareholder servicing expense:
    Primary Class                                          30
    Class A                                                 1
  Other expenses                                            3
                                                      -------
                                                        1,350
    Less fees waived                                      (55)
                                                      -------
      Total expenses, net of waivers                                1,295
                                                                  -------
NET INVESTMENT INCOME/(LOSS)                                         (275)
Net Realized and Unrealized Gain/(Loss) on
  Investments:
  Realized gain/(loss) on investments                   5,050
  Change in unrealized appreciation/(depreciation)
    of investments                                     15,183
                                                      -------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS                                                      20,233
--------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                    $19,958
--------------------------------------------------------------------------

(A) Net foreign taxes withheld of $1.

See notes to financial statements.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       53

STATEMENT OF CHANGES IN NET ASSETS

FINANCIAL SERVICES FUND
(Amounts in Thousands)

                                                      For the Years Ended
                                                           March 31,
                                                     ---------------------
                                                      2004          2003
--------------------------------------------------------------------------
Change in Net Assets:
Net investment income/(loss)                         $  (275)      $  (261)
Net realized gain/(loss) on investments                5,050           654
Change in unrealized appreciation/(depreciation) of
  investments                                         15,183        (6,141)
--------------------------------------------------------------------------
Change in net assets resulting from operations        19,958        (5,748)
Distributions to shareholders:
  From net realized gain on investments:
    Primary Class                                       (946)           --
    Class A                                             (192)           --
Change in net assets from Fund share transactions:
    Primary Class                                      1,693          (324)
    Class A                                             (843)          160
--------------------------------------------------------------------------
Change in net assets                                  19,670        (5,912)
Net Assets:
Beginning of year                                     49,521        55,433
--------------------------------------------------------------------------
End of year                                          $69,191       $49,521
--------------------------------------------------------------------------
Undistributed net investment income/(loss)           $    (4)      $    --
--------------------------------------------------------------------------

See notes to financial statements.

ANNUAL REPORT TO SHAREHOLDERS
                                       54

FINANCIAL HIGHLIGHTS

FINANCIAL SERVICES FUND

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

PRIMARY CLASS:

                                   Years Ended March 31,            Three Months     Year Ended
                            ------------------------------------   Ended Mar. 31,   December 31,
                             2004      2003      2002      2001       2000(A)           1999
------------------------------------------------------------------------------------------------
Net asset value, beginning
 of year                    $11.20    $12.51    $11.02    $ 9.18       $ 9.41          $10.57
                            --------------------------------------------------------------------
Investment operations:
 Net investment
   income/(loss)              (.08)(B)  (.08)(B) (.09)(B)   (.05)(B)     (.01)(B)        (.07)(B)
 Net realized and
   unrealized gain/(loss)
   on investments             4.58     (1.23)     1.58      1.89         (.22)          (1.09)
                            --------------------------------------------------------------------
 Total from investment
   operations                 4.50     (1.31)     1.49      1.84         (.23)          (1.16)
                            --------------------------------------------------------------------
Distributions:
 From net realized gain on
   investments                (.26)       --        --        --           --              --
                            --------------------------------------------------------------------
 Total distributions          (.26)       --        --        --           --              --
                            --------------------------------------------------------------------
Net asset value, end of
 year                       $15.44    $11.20    $12.51    $11.02       $ 9.18          $ 9.41
                            ====================================================================
Ratios/supplemental data:
 Total return                40.27%   (10.47)%   13.52%    20.04%       (2.44)%(C)     (10.97)%
 Expenses to average net
   assets                     2.25%(B)  2.25%(B)  2.25%(B)  2.25%(B)     2.25%(B,D)      2.25%(B)
 Net investment
   income/(loss) to
   average net assets         (.58)%(B) (.64)%(B) (.69)%(B) (.55)%(B)    (.38)%(B,D)     (.73)%(B)
 Portfolio turnover rate      29.6%     38.2%     28.9%     37.2%        60.9%(D)        27.1%
Net assets, end of year
 (in thousands)             $57,398   $40,367   $45,473   $46,705     $31,397         $28,366
------------------------------------------------------------------------------------------------

(A) The year end for Financial Services Fund changed from December 31 to March
    31.

(B) Net of fees waived by LMFA pursuant to a voluntary expense limitation of 2.25%. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2004, 2.35%; 2003, 2.46%; 2002, 2.44%; 2001, 2.71%; 2000, 2.73%,
    and December 31, 1999, 2.73%.

(C) Not annualized.

(D) Annualized.

See notes to financial statements.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       55

CLASS A:

                                            Years Ended March 31,               Three Months    Year Ended
                              ------------------------------------------------ Ended Mar. 31,  December 31,
                                  2004      2003        2002         2001         2000(A)         1999
---------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of year                         $11.58    $12.84      $11.22       $ 9.28       $ 9.49          $10.58
                              ---------------------------------------------------------------------------
Investment operations:
 Net investment
   income/(loss)                    .03(E)    .01(E)      .02(E)       .03(E)       .01(E)          --(E)
 Net realized and unrealized
   gain/(loss) on
   investments                     4.75     (1.27)       1.60         1.91         (.22)          (1.09)
                              ---------------------------------------------------------------------------
 Total from investment
   operations                      4.78     (1.26)       1.62         1.94         (.21)          (1.09)
                              ---------------------------------------------------------------------------
Distributions:
 From net realized gain on
   investments                    (.26)        --          --          --           --              --
                              ---------------------------------------------------------------------------
 Total distributions              (.26)        --          --          --           --              --
                              ---------------------------------------------------------------------------
Net asset value, end of year    $16.10     $11.58      $12.84       $11.22       $ 9.28          $ 9.49
                              ===========================================================================
Ratios/supplemental data:
 Total return                   41.37%(F)   (9.81)%(F)  14.44%(F)    20.91%(F)    (2.21)%(C,F)    10.30%(F)
 Expenses to average net
   assets                        1.50%(E)    1.50%(E)    1.50%(E)     1.50%(E)     1.50%(D,E)      1.50%(E)
 Net investment
   income/(loss) to average
   net assets                     .17%(E)     .12%(E)     .07%(E)      .21%(E)      .36%(D,E)       .01%(E)
 Portfolio turnover rate         29.6%       38.2%       28.9%        37.2%        60.9%(D)        27.1%
Net assets, end of year (in
 thousands)                   $11,793      $9,154      $9,960       $9,594       $8,856          $9,399
---------------------------------------------------------------------------------------------------------

(E) Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.50%. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2004, 1.55%; 2003, 1.65%; 2002, 1.64%; 2001, 1.91%; 2000, 2.08%,
    and December 31, 1999, 2.05%.

(F) Excluding sales charge applicable to Class A shares.

See notes to financial statements.

ANNUAL REPORT TO SHAREHOLDERS
                                       56

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

U.S. SMALL-CAPITALIZATION VALUE TRUST

  Average annual total returns for the Fund, along with some comparative indices, for various periods ended March 31, 2004, are presented below:

                                                                             First
                                  Since        Five      Three      One     Quarter
                               Inception(A)    Years     Years     Year      2004
-----------------------------------------------------------------------------------
U.S. Small-Cap Value Trust
  Primary Class                   +7.45%      +14.19%   +17.33%   +63.71%   +7.64%
  Institutional Class             +8.69%      +15.30%   +18.54%   +65.49%   +7.92%
Russell 2000 Value Index(B)       +9.52%      +16.14%   +16.02%   +64.49%   +6.92%
Russell 2000 Index(C)             +5.88%       +9.66%   +10.90%   +63.83%   +6.26%
S&P 500 Stock Composite
  Index(D)                        +2.01%       -1.20%    +0.63%   +35.12%   +1.69%

    The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

  Over the last twelve months, U.S. equity markets responded to the developing economic recovery with extraordinarily strong returns. Small-cap stocks led the rally, with the Russell 2000 Value Index gaining 64.49% while the S&P 500 Stock Composite Index rose 35.12%. Looking back to early 2003, investors worried about a weak economy, three years of negative U.S. stock market returns, and a potential war with Iraq. A successful end to the formal war in Iraq and encouraging signs on the economy fueled a powerful rise in stocks from depressed levels. Initial hope for economic recovery was confirmed by strong growth in 2003's third and fourth quarters. At this point, the recovery seems self-sustaining but investors have begun to worry about the prospect of rising interest rates and their impact on the economy and stock prices.

  Over the twelve months ended March 31, 2004, the Fund's 63.71% (Primary Class) return slightly lagged the Russell 2000 Value Index's 64.49% gain. The Fund's financial

---------------

(A) The inception date of the Primary Class is June 15, 1998. The inception date of the Institutional Class is June 19, 1998. Index returns are for periods beginning May 31, 1998.

(B) Measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

(C) Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

(D) A market capitalization-weighted index, including reinvestment of dividends and capital gains distributions, that is generally considered representative of the U.S. stock market.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       57

stocks, particularly those benefiting from the strong housing and mortgage refinancing market, outperformed the average small-cap financial. The Fund also benefited from our overweight position in industrial manufacturing stocks, as they responded well to the improving economy. The biggest drag on the Fund's performance came from our low weight in technology stocks. Many smaller tech companies have not returned to profitability, yet their stocks have experienced large gains. As a result these stocks do not appear attractive within our disciplined value investment approach. We have reduced our tech holdings as they reached our valuations targets. This underweight position hurt returns until this last quarter, when technology stocks turned weaker.

Steven M. Tonkovich

Henry F. Otto

April 23, 2004

ANNUAL REPORT TO SHAREHOLDERS
                                       58

PERFORMANCE INFORMATION

U.S. SMALL-CAPITALIZATION VALUE TRUST

  The graphs on the following pages compare the Fund's total returns to that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Institutional Class, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

  Total return measures investment performance in terms of appreciation or depreciation in a fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods. No adjustment has been made for any income taxes payable by shareholders.

 The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       59

GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS

[U.S. SMALL-CAPITALIZATION VALUE TRUST GRAPH]

                                                          U.S. SMALL-CAP VALUE TRUST - PRIMARY
                                                                         CLASS                        RUSSELL 2000 INDEX(A)
                                                          ------------------------------------        ---------------------
6/15/98                                                                 10000.00                             10000.00
                                                                        10050.00                             10021.00
                                                                         7880.00                              8002.00
                                                                         8680.00                              9307.00
3/31/99                                                                  7810.00                              8802.00
                                                                         9459.00                             10171.00
                                                                         8395.00                              9528.00
                                                                         8246.00                             11286.00
3/31/00                                                                  7727.00                             12085.00
                                                                         7520.00                             11628.00
                                                                         8267.00                             11757.00
                                                                         8889.00                             10945.00
3/31/01                                                                  9387.00                             10233.00
                                                                        10839.00                             11695.00
                                                                         9169.00                              9264.00
                                                                        10829.00                             11217.00
3/31/02                                                                 12167.00                             11664.00
                                                                        11990.00                             10690.00
                                                                         9605.00                              8402.00
                                                                        10123.00                              8919.00
3/31/03                                                                  9262.00                              8519.00
                                                                        11513.00                             10514.00
                                                                        12187.00                             11469.00
                                                                        14088.00                             13134.00
3/31/04                                                                 15163.00                             13956.00

                                       Cumulative    Average Annual
                                      Total Return    Total Return
                     One Year           +63.71%         +63.71%
                     Five Years         +94.15%         +14.19%
                     Life of Class*     +51.63%          +7.45%
                     * Inception date: June 15, 1998

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) Index return is for period beginning May 31, 1998.

ANNUAL REPORT TO SHAREHOLDERS
                                       60

GROWTH OF A $1,000,000 INVESTMENT -- INSTITUTIONAL CLASS

(U.S. SMALL-CAPITALIZATION VALUE TRUST GRAPH)

                                                                U.S. SMALL-CAP VALUE TRUST -
                                                                    INSTITUTIONAL CLASS               RUSSELL 2000 INDEX(B)
                                                                ----------------------------          ---------------------

    6/19/98                                                          1,000,000.00                       1,000,000.00
    6/30/98                                                          1,013,105.00                       1,002,100.00
    9/30/98                                                            797,379.00                         800,200.00
   12/31/98                                                            880,040.00                         930,700.00
    3/31/99                                                            794,355.00                         880,200.00
    6/30/99                                                            964,581.00                       1,017,100.00
    9/30/99                                                            857,405.00                         952,800.00
   12/31/99                                                            844,398.00                       1,128,600.00
    3/31/00                                                            793,191.00                       1,208,500.00
    6/30/00                                                            774,380.00                       1,162,800.00
    9/30/00                                                            853,803.00                       1,175,700.00
   12/31/00                                                            919,641.00                       1,094,500.00
    3/31/01                                                            971,894.00                       1,023,300.00
    6/30/01                                                          1,124,471.00                       1,169,500.00
    9/30/01                                                            954,128.00                         926,400.00
   12/31/01                                                          1,127,606.00                       1,121,700.00
    3/31/02                                                          1,270,800.00                       1,166,400.00
    6/30/02                                                          1,258,237.00                       1,069,000.00
    9/30/02                                                          1,009,515.00                         840,200.00
   12/31/02                                                          1,068,038.00                         891,900.00
    3/31/03                                                            978,200.00                         851,900.00
    6/30/03                                                          1,219,570.00                       1,051,400.00
    9/30/03                                                          1,293,768.00                       1,146,900.00
   12/31/03                                                          1,499,869.00                       1,313,400.00
    3/31/04                                                          1,618,700.00                       1,392,700.00


                                       Cumulative    Average Annual
                                      Total Return    Total Return
                     One Year            +65.49%        +65.49%
                     Five Years         +103.78%        +15.30%
                     Life of Class*      +61.87%         +8.69%
                     * Inception date: June 19, 1998

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(B) Index return is for period beginning June 30, 1998.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       61

SECTOR DIVERSIFICATION (AS OF MARCH 31, 2004)

Common Stock and Equity Interests (as a percentage of net assets)

(U.S. SMALL-CAP VALUE TRUST SECTOR PIE CHART)

AUTO AND                 CONSUMER      CONSUMER                            HEALTH    INFORMATION   INTEGRATED
TRANSPORTATION         DISCRETIONARY   STAPLES     ENERGY    FINANCIALS     CARE     TECHNOLOGY       OILS      MATERIALS
--------------         -------------   --------    ------    ----------    ------    -----------   ----------   ---------
4.2%                      24.60%        3.40%       4.90%      31.90%       2.90%        1.80%        0.20%        7.50%

                 PRODUCER
 MISCELLANEOUS   DURABLES   UTILITIES
 -------------   --------   ---------
     0.80%         5.00%       9.50%

TOP TEN HOLDINGS (AS OF MARCH 31, 2004)

                                                             % of
                        Security                          Net Assets
--------------------------------------------------------------------
IndyMac Bancorp, Inc.                                        1.5%
Fremont General Corporation                                  1.4%
The Commerce Group, Inc.                                     1.2%
Peoples Energy Corporation                                   1.1%
United Defense Industries, Inc.                              1.1%
York International Corporation                               1.1%
Valassis Communications, Inc.                                1.1%
AmerUs Group Co.                                             1.1%
Furniture Brands International, Inc.                         1.1%
IKON Office Solutions, Inc.                                  1.0%

ANNUAL REPORT TO SHAREHOLDERS
                                       62


PERFORMANCE INFORMATION(C) -- CONTINUED

SELECTED PORTFOLIO PERFORMANCE(D)




Strongest performers for the year ended March 31, 2004(E)
-----------------------------------------------------------------------
 1.  Fremont General Corporation                                +345.4%
 2.  Res-Care, Inc.                                             +337.7%
 3.  Ceres Group, Inc.                                          +328.5%
 4.  WESCO International, Inc.                                  +325.7%
 5.  Perini Corporation                                         +294.7%
 6.  The Bon-Ton Stores, Inc.                                   +275.9%
 7.  Bluegreen Corporation                                      +265.1%
 8.  ACE Cash Express, Inc.                                     +225.8%
 9.  Rush Enterprises, Inc. - Class A                           +208.5%
10.  Sanderson Farms, Inc.                                      +195.8%

        Weakest performers for the year ended March 31, 2004(E)
-----------------------------------------------------------------------
 1.  The Boyds Collection, Ltd.                                  -53.5%
 2.  Fresh Brands, Inc.                                          -22.5%
 3.  Playtex Products, Inc.                                      -14.3%
 4.  VitalWorks, Inc.                                             -1.8%
 5.  BayCorp Holdings, Ltd.                                       -1.5%
 6.  D & K Healthcare Resources, Inc.                             +0.7%
 7.  Shoe Carnival, Inc.                                          +1.8%
 8.  MIM Corporation                                              +2.5%
 9.  Correctional Services Corporation                            +2.7%
10.  Russell Corporation                                          +5.3%

---------------

(C) Portfolio changes are not reported for U.S. Small-Cap due to the Fund's high volume of trading.

(D) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.

(E) Securities held for the entire year.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       63

STATEMENT OF NET ASSETS

U.S. SMALL-CAPITALIZATION VALUE TRUST
March 31, 2004
(Amounts in Thousands)

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Common Stock and Equity Interests -- 96.7%
Auto and Transportation -- 4.2%
  Aftermarket Technology Corp.                           36        $    523(A)
  American Axle & Manufacturing Holdings, Inc.           35           1,297(A)
  ArvinMeritor, Inc.                                    119           2,356
  Asbury Automotive Group Inc.                           21             367(A)
  Atlantic Coast Airlines Holdings, Inc.                 41             298(A)
  Aviall, Inc.                                           29             435(A)
  Bandag, Incorporated - Class A                         12             534
  BorgWarner, Inc.                                      0.1               8
  Cooper Tire & Rubber Company                           15             310
  Dura Automotive Systems, Inc.                          29             387(A)
  ExpressJet Holdings, Inc.                              61             759(A)
  Mesa Air Group Inc.                                    17             140(A)
  Monro Muffler Brake, Inc.                               8             199(A)
  Offshore Logistics, Inc.                               30             696(A)
  P.A.M. Transportation Services, Inc.                    3              48(A)
  Polaris Industries Inc.                                 9             400
  R & B, Inc.                                             6             105(A)
  SkyWest, Inc.                                          43             829
  Stoneridge, Inc.                                        3              43(A)
  Superior Industries International, Inc.                 9             322
                                                                   --------
                                                                     10,056
                                                                   --------
Consumer Discretionary -- 24.6%
  American Greetings Corporation                         45           1,025(A)
  American Woodmark Corporation                           9             565
  APAC Customer Services Inc.                            11              31(A)
  Ashworth, Inc.                                         20             171(A)
  Aztar Corporation                                      33             806(A)
  Bally Total Fitness Holding Corporation                60             352(A)
  Barnes & Noble, Inc.                                   56           1,829(A)
  Benihana Inc.                                           8             146(A)
  BJ's Wholesale Club, Inc.                              87           2,204(A)
  Blair Corporation                                      12             322
  Bob Evans Farms, Inc.                                  37           1,207

ANNUAL REPORT TO SHAREHOLDERS
                                       64


STATEMENT OF NET ASSETS -- CONTINUED

U.S. SMALL-CAPITALIZATION VALUE TRUST -- CONTINUED




                                                  Shares/Par        Value
---------------------------------------------------------------------------
Consumer Discretionary -- Continued
  Borders Group, Inc.                                    53        $  1,258
  Brown Shoe Company, Inc.                               25             893
  Burlington Coat Factory Warehouse Corporation          59           1,160
  Cadmus Communications Corporation                      12             154
  Callaway Golf Company                                   2              32
  Carriage Services, Inc.                                30             150(A)
  Chromcraft Revington, Inc.                             11             164(A)
  Coinstar, Inc.                                          5              73(A)
  Correctional Services Corporation                      13              35(A)
  CSS Industries, Inc.                                   17             575
  Del Laboratories, Inc.                                 19             645(A)
  Department 56, Inc.                                    23             334(A)
  Dover Downs Gaming & Entertainment, Inc.               20             212
  Duckwall-ALCO Stores, Inc.                              5              79(A)
  Duratek, Inc.                                          12             197(A)
  Electronics Boutique Holdings Corp.                     3             100(A)
  Equity Marketing, Inc.                                  8             122(A)
  Exponent, Inc.                                          8             171(A)
  Finlay Enterprises, Inc.                               15             270(A)
  Fresh Brands, Inc.                                      8              79
  Friendly Ice Cream Corporation                          9             133(A)
  Frisch's Restaurants, Inc.                              6             162
  FTI Consulting, Inc.                                   11             180(A)
  Furniture Brands International, Inc.                   77           2,492
  Genesco Inc.                                           36             839(A)
  Global Imaging Systems, Inc.                            1              20(A)
  Group 1 Automotive, Inc.                               17             615(A)
  Hancock Fabrics, Inc.                                  27             423
  Handleman Company                                      46           1,094
  Hollywood Entertainment Corporation                   103           1,390(A)
  IKON Office Solutions, Inc.                           193           2,468
  Isle of Capri Casinos, Inc.                            36             898(A)
  Jack in the Box Inc.                                   64           1,606(A)
  JAKKS Pacific, Inc.                                    43             645(A)
  Johnson Outdoors Inc.                                   1              16(A)
  Koss Corporation                                        5             113

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       65

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Consumer Discretionary -- Continued
  La-Z-Boy Incorporated                                  50        $  1,082
  Libbey Inc.                                            23             604
  Lithia Motors, Inc.                                    20             550
  MarineMax, Inc.                                        20             523(A)
  Mity Enterprises, Inc.                                  5              84(A)
  Monarch Casino & Resort, Inc.                          16             226(A)
  Movado Group, Inc.                                     13             398
  Navigant International, Inc.                           23             418(A)
  O'Charley's Inc.                                       17             310(A)
  P & F Industries, Inc.                                  1               9(A)
  Papa John's International, Inc.                        30           1,008(A)
  Parlux Fragrances, Inc.                                11              97(A)
  Phillips-Van Heusen Corporation                        38             710
  Playtex Products, Inc.                                 44             304(A)
  Point.360                                               4              17(A)
  Pre-Paid Legal Services, Inc.                          29             705(A)
  Precis, Inc.                                           16              60(A)
  Q.E.P. Co., Inc.                                        3              41(A)
  R.H. Donnelley Corporation                             27           1,256(A)
  REX Stores Corporation                                 19             296(A)
  Rush Enterprises, Inc. - Class A                        5              52(A)
  Russell Corporation                                    56           1,017
  Ryan's Family Steak Houses, Inc.                       53             913(A)
  S&K Famous Brands, Inc.                                 1              21(A)
  School Specialty, Inc.                                 28             989(A)
  Shoe Carnival, Inc.                                     4              64(A)
  ShopKo Stores, Inc.                                    50             731(A)
  Sonic Automotive, Inc.                                 15             383
  SOURCECORP, Incorporated                               18             482(A)
  Stage Stores, Inc.                                     28           1,091(A)
  Stanley Furniture Company, Inc.                         8             318
  Steven Madden, Ltd.                                    22             445(A)
  Strattec Security Corporation                           6             356(A)
  Sunrise Assisted Living, Inc.                          36           1,291(A)
  Tandy Brands Accessories, Inc.                         11             142
  The Bon-Ton Stores, Inc.                               18             270

ANNUAL REPORT TO SHAREHOLDERS
                                       66


STATEMENT OF NET ASSETS -- CONTINUED

U.S. SMALL-CAPITALIZATION VALUE TRUST -- CONTINUED




                                                  Shares/Par        Value
---------------------------------------------------------------------------
Consumer Discretionary -- Continued
  The Boyds Collection, Ltd.                            100        $    251(A)
  The Buckle, Inc.                                       35           1,017
  The Cato Corporation                                   34             687
  The Nautilus Group, Inc.                               47             732
  The Reader's Digest Association, Inc.                  62             872
  The Toro Company                                       31           1,897
  Too Inc.                                               24             492(A)
  United Auto Group, Inc.                                54           1,483
  Valassis Communications, Inc.                          85           2,593(A)
  Waste Holdings, Inc.                                   21             214
  Water Pik Technologies, Inc.                           19             268(A)
  Workflow Management, Inc.                              22             117(A)
  Worldwide Restaurant Concepts Inc.                     22              67(A)
  Zale Corporation                                       29           1,754(A)
                                                                   --------
                                                                     58,162
                                                                   --------
Consumer Staples -- 3.4%
  Alliance Imaging, Inc.                                 80             314
  D & K Healthcare Resources, Inc.                       24             246
  DIMON Incorporated                                     77             543
  International Multifoods Corporation                   29             714(A)
  Riviana Foods Inc.                                      5             136
  Ruddick Corporation                                    73           1,480
  Sanderson Farms, Inc.                                  11             397
  Schweitzer-Mauduit International, Inc.                 26             830
  Standard Commercial Corporation                        23             432
  Sylvan, Inc.                                            3              35(A)
  Universal Corporation                                  43           2,185
  Winn-Dixie Stores, Inc.                               106             803
                                                                   --------
                                                                      8,115
                                                                   --------
Energy -- 4.9%
  AZZ Incorporated                                       11             179(A)
  Berry Petroleum Company                                31             835
  Cabot Oil & Gas Corporation                             2              73
  Cimarex Energy Co.                                     54           1,546(A)

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       67

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Energy -- Continued
  Encore Aquisition Company                              24        $    665(A)
  Energen Corporation                                     8             338
  EnergySouth, Inc.                                       2              59
  Forest Oil Corporation                                 26             659(A)
  Global Power Equipment Group Inc.                      37             311(A)
  Gulf Island Fabrication, Inc.                           4              75
  Nuevo Energy Company                                   28             895(A)
  Oil States International, Inc.                         83           1,109(A)
  Parallel Petroleum Corporation                         12              53(A)
  Plains Exploration & Production Company                22             418(A)
  Stone Energy Corporation                               43           2,137(A)
  The Houston Exploration Company                        41           1,843(A)
  TransMontaigne Inc.                                     4              24(A)
  World Fuel Services Corporation                         9             312
                                                                   --------
                                                                     11,531
                                                                   --------
Financials -- 31.9%
  ABC Bancorp                                            13             246
  ACE Cash Express, Inc.                                 11             317(A)
  Advanta Corp.                                          15             246
  Alfa Corporation                                       27             374
  AMCORE Financial, Inc.                                  8             232
  American Financial Group, Inc.                         52           1,554
  American National Bankshares Inc.                       1              20
  AmericanWest Bancorporation                             7             133(A)
  AmerUs Group Co.                                       62           2,494
  Anchor BanCorp Wisconsin, Inc.                         39           1,002
  Arrow Financial Corporation                             4             123
  BancFirst Corporation                                   6             345
  BancorpSouth, Inc.                                     15             319
  California First National Bancorp                      10             127
  Camco Financial Corporation                            11             177
  Camden National Corporation                             9             278
  Capital Title Group, Inc.                               4              17
  Capitol Bancorp Ltd.                                   14             379
  Ceres Group, Inc.                                      69             489(A)

ANNUAL REPORT TO SHAREHOLDERS
                                       68


STATEMENT OF NET ASSETS -- CONTINUED

U.S. SMALL-CAPITALIZATION VALUE TRUST -- CONTINUED




                                                  Shares/Par        Value
---------------------------------------------------------------------------
Financials -- Continued
  Chemical Financial Corporation                         39        $  1,382
  Cherokee Inc.                                          11             251
  Clark, Inc.                                            13             223(A)
  Columbia Banking System, Inc.                          23             638
  Commercial Federal Corporation                         77           2,111
  Community Bank System, Inc.                            15             708
  Community First Bankshares, Inc.                       23             742
  Community Trust Bancorp, Inc.                          23             743
  Corrus Bankshares, Inc.                                36           1,459
  Cotton States Life Insurance Company                    4              82
  Crawford & Company                                     11              55
  Crescent Banking Company                                1              32
  Delphi Financial Group, Inc.                           38           1,603
  Donegal Group Inc. - Class A                            4              83
  Donegal Group Inc. - Class B                            2              41
  Downey Financial Corp.                                 40           2,105
  E-Loan, Inc.                                           58             182(A)
  EMC Insurance Group, Inc.                             0.3               6
  FBL Financial Group, Inc.                              44           1,222
  Financial Institutions, Inc.                            6             147
  First Citizens Bancshares Inc.                         15           1,784
  First Federal Capital Corp.                            38             818
  First Federal Financial Corporation of
    Kentucky                                              4             101
  First Financial Corporation                           0.2               6
  First Financial Holdings, Inc.                          9             257
  First M&F Corporation                                   2              71
  First Mutual Bancshares, Inc.                           6             144
  First Place Financial Corp.                            22             404
  First Republic Bank                                    19             748
  First United Corporation                                2              46
  Firstbank Corporation                                   5             134
  FIRSTFED AMERICA BANCORP, INC                           7             196
  FirstFed Financial Corp.                               26           1,204(A)
  Flagstar Bancorp, Inc.                                 42           1,085
  Flushing Financial Corporation                         32             586
  FNB Corp.                                               4              76

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       69

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Financials -- Continued
  FNB Corporation                                         2        $     44
  FNB Financial Services Corporation                      9             189
  Fremont General Corporation                           107           3,271
  GATX Corporation                                        7             164
  Gold Banc Corporation, Inc.                             6              99
  Great American Financial Resources, Inc.               39             610
  Greater Bay Bancorp                                    79           2,311
  Harrington West Financial Group, Inc.                   2              39
  Hawthorne Financial Corporation                         5             238(A)
  Hilb, Rogal and Hamilton Company                        4             133
  HMN Financial, Inc.                                     6             165
  Home Federal Bancorp                                    1              37
  Hudson United Bancorp                                  39           1,469
  IBERIABANK Corporation                                  5             277
  Imperial Credit Industries, Inc. - warrants             2               0(A)
  IndyMac Bancorp, Inc.                                  97           3,517
  International Bancshares Corporation                   13             672
  Investment Technology Group, Inc.                      18             277(A)
  Irwin Financial Corporation                            46           1,252
  ITLA Capital Corporation                                7             361(A)
  John H. Harland Company                                48           1,478
  Kennedy-Wilson Incorporated                             5              36
  LandAmerica Financial Group, Inc.                      31           1,421
  Local Financial Corporation                            28             617(A)
  MAF Bancorp, Inc.                                      28           1,207
  MainSource Financial Group, Inc.                        5             194
  Matrix Bancorp, Inc.                                    8              85(A)
  McGrath Rentcorp                                       16             485
  Merchants Bancshares, Inc.                              4             120
  National Western Life Insurance Company                 4             576(A)
  NBT Bancorp Inc.                                       14             309
  NCO Group, Inc.                                        26             598(A)
  NetBank, Inc.                                          75             919
  New Century Financial Corporation                      42           2,061
  North Central Bancshares, Inc.                          3              95
  North Valley Bancorp                                   11             200

ANNUAL REPORT TO SHAREHOLDERS
                                       70


STATEMENT OF NET ASSETS -- CONTINUED

U.S. SMALL-CAPITALIZATION VALUE TRUST -- CONTINUED




                                                  Shares/Par        Value
---------------------------------------------------------------------------
Financials -- Continued
  Northrim BanCorp Inc.                                   8        $    207
  Nymagic, Inc.                                         0.2               5
  Odyssey Re Holdings Corp.                              43           1,153
  Onyx Acceptance Corporation                             8              88(A)
  Oriental Financial Group Inc.                           9             280
  Parkvale Financial Corporation                          9             249
  Pegasystems Inc.                                       14             113(A)
  PennFed Financial Services, Inc.                        3              99
  Peoples Bancorp Inc.                                    4             116
  PFF Bancorp, Inc.                                      18             683
  Provident Bankshares Corporation                        7             235
  Provident Financial Group, Inc.                        30           1,215
  Republic Bancorp, Inc.                                 91           1,286
  Republic First Bancorp, Inc.                           10             127(A)
  S&T Bancorp, Inc.                                       3              90
  Safety Insurance Group, Inc.                           14             264
  Second Bancorp Incorporated                            12             404
  Simmons First National Corporation                      8             231
  Southwest Bancorp, Inc.                                11             183
  StanCorp Financial Group, Inc.                          4             287
  Sterling Financial Corporation                         14             511(A)
  Stewart Information Services Corporation               29           1,120
  The Commerce Group, Inc.                               57           2,717
  The Navigators Group, Inc.                              3              92(A)
  The Peoples Holding Company                             2              81
  Timberland Bancorp, Inc.                                6             149
  Triad Guaranty Inc.                                    20           1,053(A)
  TriCo Bancshares                                        9             318
  Trover Solutions, Inc.                                 16             110(A)
  Trustmark Corporation                                  24             710
  U.S.B. Holding Co., Inc.                               12             303
  UICI                                                   80           1,184(A)
  United Bankshares, Inc.                                18             558
  United Fire & Casualty Company                        0.3              12
  Universal American Financial Corp.                     30             356(A)
  Unizan Financial Corp.                                  9             217

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       71

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Financials -- Continued
  Vail Banks, Inc.                                        7        $     81
  Washington Banking Company                              4              58
  Wayne Bancorp, Inc.                                     5             127
  West Coast Bancorp                                     13             296
  Westcorp                                               35           1,548
  Winton Financial Corporation                            1              19
  World Acceptance Corporation                           23             439(A)
  WSFS Financial Corporation                              4             201
                                                                   --------
                                                                     75,448
                                                                   --------
Health Care -- 2.9%
  Albany Molecular Research, Inc.                        53             842(A)
  AMN Healthcare Services, Inc.                          47             855(A)
  Apria Healthcare Group Inc.                            12             344(A)
  CONMED Corporation                                      1              27(A)
  Curative Health Services, Inc.                         22             293(A)
  Embrex, Inc.                                            7              84(A)
  Enzon Pharmaceuticals, Inc.                            30             468(A)
  Horizon Health Corporation                              5             120(A)
  MedQuist Inc.                                           4              55(A)
  MIM Corporation                                        32             242(A)
  National Dentex Corporation                             5             125(A)
  National Home Health Care Corp.                         9              93(A)
  Nutraceutical International Corporation                 3              73(A)
  Orthodontic Centers of America, Inc.                   73             578(A)
  Owens & Minor, Inc.                                    51           1,283
  Pediatric Services of America, Inc.                     9             123(A)
  Prime Medical Services, Inc.                           30             163(A)
  RehabCare Group, Inc.                                   2              34(A)
  Res-Care, Inc.                                          3              40(A)
  Sola International Inc.                                41             963(A)
  VitalWorks Inc.                                         8              28(A)
                                                                   --------
                                                                      6,833
                                                                   --------
Information Technology -- 1.8%
  CSG Systems International, Inc.                        89           1,529(A)

ANNUAL REPORT TO SHAREHOLDERS
                                       72



STATEMENT OF NET ASSETS -- CONTINUED

U.S. SMALL-CAPITALIZATION VALUE TRUST -- CONTINUED




                                                  Shares/Par        Value
---------------------------------------------------------------------------
Information Technology -- Continued
  ePlus inc                                              17        $    223(A)
  GTSI Corp.                                             11             131(A)
  Hutchinson Technology Incorporated                     14             387(A)
  MEMC Electronic Materials, Inc.                         8              72(A)
  Planar Systems Inc.                                     3              46(A)
  Sensient Technologies Corporation                      82           1,527
  Stonepath Group, Inc.                                  11              42(A)
  The Allied Defense Group, Inc.                          6             124(A)
  TSR, Inc.                                               7              56
  United Industrial Corporation                          12             227
                                                                   --------
                                                                      4,364
                                                                   --------
Integrated Oils -- 0.2%
  Blue Rhino Corporation                                 22             376(A)
                                                                   --------
Materials -- 7.5%
  Albany International Corp.                              5             135
  Ameron International Corporation                       13             445
  Astronics Corporation                                   9              49(A)
  Bairnco Corporation                                    11              80
  Bluegreen Corporation                                  36             470(A)
  Building Materials Holding Corporation                 22             386
  Culp, Inc.                                             13             132(A)
  Eagle Materials Inc.                                    3             188
  Ennis Business Forms, Inc.                             28             470
  Gibraltar Steel Corporation                             9             231
  Lennox International Inc.                              54             996
  Mobile Mini, Inc.                                      24             417(A)
  New England Business Service, Inc.                     19             636
  NN Inc.                                                 8              96
  Perini Corporation                                     17             265(A)
  Quanex Corporation                                     17             735
  Silgan Holdings Inc.                                   15             686(A)
  Steel Dynamics, Inc.                                   32             795(A)
  The Anderson's Inc.                                     7             134
  The Eastern Company                                     4              68
  The Keith Companies, Inc.                              12             171(A)

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       73

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Materials -- Continued
  The Lubrizol Corporation                               56        $  1,767
  The Shaw Group Inc.                                    90             979(A)
  United Defense Industries, Inc.                        84           2,664(A)
  Universal Forest Products, Inc.                        30             932
  URS Corporation                                        42           1,209(A)
  York International Corporation                         67           2,618
                                                                   --------
                                                                     17,754
                                                                   --------
Miscellaneous -- 0.8%
  CPAC, Inc.                                              5              28
  FMC Corporation                                        32           1,366(A)
  GenCorp Inc.                                          0.4               4
  Hawkins, Inc.                                          11             134
  RCM Technologies, Inc.                                 16             111(A)
  The First Years Inc.                                   12             202
  Walter Industries Inc.                                 11             129
                                                                   --------
                                                                      1,974
                                                                   --------
Producer Durables -- 5.0%
  Beazer Homes USA, Inc.                                  6             583
  Briggs & Stratton Corporation                           4             277
  Cascade Corporation                                    21             420
  Dominion Homes, Inc.                                    4             152(A)
  Ducommun Incorporated                                  13             292(A)
  Flowserve Corporation                                  77           1,615(A)
  Headwaters Incorporated                                23             576(A)
  Hector Communications Corporation                       6             108(A)
  Lincoln Electric Holdings, Inc.                        15             414
  Mesa Laboratories, Inc.                                 2              16
  Moog Inc.                                              23             788(A)
  NACCO Industries, Inc.                                  3             206
  Rayovac Corporation                                    46           1,307(A)
  Standard Pacific Corp.                                 23           1,356
  Summa Industries                                        7              67(A)
  Tecumseh Products Company                              23             964
  The Genlyte Group, Inc.                                15             843(A)

ANNUAL REPORT TO SHAREHOLDERS
                                       74


STATEMENT OF NET ASSETS -- CONTINUED

U.S. SMALL-CAPITALIZATION VALUE TRUST -- CONTINUED




                                                  Shares/Par        Value
---------------------------------------------------------------------------
Producer Durables -- Continued
  Thomas Industries Inc.                                 17        $    532
  Triumph Group, Inc.                                    18             578(A)
  Watts Industries, Inc.                                 18             412
  WESCO International, Inc.                              14             209(A)
                                                                   --------
                                                                     11,715
                                                                   --------
Utilities -- 9.5%
  AGL Resources Inc.                                     73           2,110
  Atmos Energy Corporation                               35             895
  BayCorp Holdings, Ltd.                                  1               7(A)
  Black Hills Corporation                                50           1,590
  Boston Communications Group, Inc.                      31             371(A)
  Central Vermont Public Service Corporation             12             279
  Cleco Corporation                                      77           1,467
  Duquesne Light Holdings Inc.                          102           1,987
  Green Mountain Power Corporation                        1              16
  Nicor Inc.                                             40           1,420
  ONEOK, Inc.                                           107           2,413
  Peoples Energy Corporation                             60           2,679
  PNM Resources Inc.                                     66           1,983
  South Jersey Industries, Inc.                          15             597
  Vectren Corporation                                    40             984
  WGL Holdings Inc.                                      74           2,227
  WPS Resources Corporation                              31           1,487
                                                                   --------
                                                                     22,512
                                                                   --------
Total Common Stock and Equity Interests (Identified
  Cost -- $169,855)                                                 228,840
---------------------------------------------------------------------------
Repurchase Agreements -- 2.9%
The Goldman Sachs Group, Inc.
  1.04%, dated 3/31/04, to be repurchased at
  $3,406 on 4/1/04 (Collateral: $3,395 Fannie
  Mae mortgage-backed securities, 5.5%, due
  5/1/33, value $3,491)                            $  3,405           3,405

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       75

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Repurchase Agreements -- Continued

J.P. Morgan Chase & Co.
  1.02%, dated 3/31/04, to be repurchased at
  $3,406 on 4/1/04 (Collateral: $3,328 Fannie
  Mae notes, 4.61%, due 10/10/13, value $3,486)    $  3,406        $  3,406
                                                                   --------
Total Repurchase Agreements (Identified
  Cost -- $6,811)                                                     6,811
---------------------------------------------------------------------------
Total Investments -- 99.6% (Identified Cost -- $176,666)            235,651
Other Assets Less Liabilities -- 0.4%                                 1,051
                                                                   --------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
  15,591 Primary Class shares outstanding          $160,062
    673 Institutional Class shares outstanding        7,703
Undistributed net investment income/(loss)               (4)
Accumulated net realized gain/(loss) on
  investments                                         9,956
Unrealized appreciation/(depreciation) of
  investments                                        58,985
                                                   --------

NET ASSETS -- 100.0%                                               $236,702
                                                                   ========
NET ASSET VALUE PER SHARE:
  PRIMARY CLASS                                                      $14.52
                                                  =========================
  INSTITUTIONAL CLASS                                                $15.39
                                                  =========================
---------------------------------------------------------------------------

(A) Non-income producing.

See notes to financial statements.

ANNUAL REPORT TO SHAREHOLDERS
                                       76

STATEMENT OF OPERATIONS

U.S. SMALL-CAPITALIZATION VALUE TRUST
For the Year Ended March 31, 2004
(Amounts in Thousands)


--------------------------------------------------------------------------
Investment Income:
  Dividends                                           $ 2,660
  Interest                                                 72
                                                      -------
      Total income                                                $ 2,732
Expenses:
  Management fee                                        1,580
  Distribution and service fees                         1,897(A)
  Audit and legal fees                                     34
  Custodian fee                                           173
  Directors' fees and expenses                             13
  Registration fees                                        19
  Reports to shareholders                                  53
  Transfer agent and shareholder servicing expense:
    Primary Class                                         161
    Institutional Class                                     2
  Other expenses                                           24
                                                      -------
                                                        3,956
    Less fees waived                                      (86)
                                                      -------
      Total expenses, net of waivers                                3,870
                                                                  -------
NET INVESTMENT INCOME/(LOSS)                                       (1,138)
Net Realized and Unrealized Gain/(Loss) on
  Investments:
  Realized gain/(loss) on investments                  18,818
  Change in unrealized appreciation/(depreciation)
    of investments                                     74,959
                                                      -------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS                                                      93,777
--------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                    $92,639
--------------------------------------------------------------------------

(A) See Note 1, Significant Accounting Policies, in the notes to financial statements.

See notes to financial statements.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       77

STATEMENT OF CHANGES IN NET ASSETS

U.S. SMALL-CAPITALIZATION VALUE TRUST
(Amounts in Thousands)

                                                    For the Years Ended
                                                         March 31,
                                                    --------------------
                                                      2004        2003
------------------------------------------------------------------------
Change in Net Assets:
Net investment income/(loss)                        $ (1,138)   $   (885)
Net realized gain/(loss) on investments               18,818      (4,654)
Change in unrealized appreciation/(depreciation)
  of investments                                      74,959     (46,584)
------------------------------------------------------------------------
Change in net assets resulting from operations        92,639     (52,123)
Distributions to shareholders:
  From net realized gain on investments:
    Primary Class                                     (1,392)         --
    Institutional Class                                  (54)         --
Change in net assets from Fund share transactions:
    Primary Class                                     (5,749)     12,715
    Institutional Class                                1,222       1,714
------------------------------------------------------------------------
Change in net assets                                  86,666     (37,694)
Net Assets:
Beginning of year                                    150,036     187,730
------------------------------------------------------------------------
End of year                                         $236,702    $150,036
------------------------------------------------------------------------
Undistributed net investment income/(loss)          $     (4)   $     --
------------------------------------------------------------------------

See notes to financial statements.

ANNUAL REPORT TO SHAREHOLDERS
                                       78

FINANCIAL HIGHLIGHTS

U.S. SMALL-CAPITALIZATION VALUE TRUST

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

PRIMARY CLASS:

                                              Years Ended March 31,
                                 -----------------------------------------------
                                  2004      2003      2002      2001      2000
--------------------------------------------------------------------------------
Net asset value, beginning of
  year                            $ 8.93    $11.73    $ 9.05     $7.45     $7.81
                                 -----------------------------------------------
Investment operations:
  Net investment income/(loss)      (.07)(A) (.06)(A)   (.06)(A)  (.02)(A)  (.05)(A)
  Net realized and unrealized
    gain/(loss) on investments      5.75     (2.74)     2.74      1.62        --
                                 -----------------------------------------------
  Total from investment
    operations                      5.68     (2.80)     2.68      1.60      (.05)
                                 -----------------------------------------------
Distributions:
  From net realized gain on
    investments                     (.09)       --        --        --      (.31)
                                 -----------------------------------------------
  Total distributions               (.09)       --        --        --      (.31)
                                 -----------------------------------------------
Net asset value, end of year      $14.52    $ 8.93    $11.73     $9.05     $7.45
                                 ===============================================
Ratios/supplemental data:
  Total return                     63.71%   (23.87)%   29.61%    21.48%    (1.06)%
  Expenses to average net
    assets                          2.00%(A)  2.00%(A)  2.00%(A)  2.00%(A)  1.99%(A)
  Net investment income/(loss)
    to average net assets           (.61)%(A) (.52)%(A) (.82)%(A) (.21)%(A) (.54)%(A)
  Portfolio turnover rate            44.3%    61.0%     32.1%     60.7%     66.2%
Net assets, end of year (in
  thousands)                     $226,351 $144,447  $182,201   $68,629   $57,046
--------------------------------------------------------------------------------

(A) Net of fees waived by LMFA pursuant to a voluntary expense limitation of 2.00% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2004, 2.05%; 2003, 2.13%; 2002,
    2.24%; 2001, 2.46%; and 2000, 2.35%.

See notes to financial statements.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       79

INSTITUTIONAL CLASS:

                                              Years Ended March 31,
                                 -----------------------------------------------
                                  2004      2003      2002      2001      2000
--------------------------------------------------------------------------------
Net asset value, beginning of
  year                            $ 9.36    $12.16    $ 9.30    $ 7.59    $ 7.88
                                 -----------------------------------------------
Investment operations:
  Net investment income/(loss)       .05       .05(B)   (.02)(B)   .02(B)    .07(B)
  Net realized and unrealized
    gain(loss) on investments       6.07     (2.85)     2.88      1.69      (.05)
                                 -----------------------------------------------
  Total from investment
    operations                      6.12     (2.80)     2.86      1.71       .02
                                 -----------------------------------------------
Distributions:
  From net realized gain on
    investments                     (.09)       --        --        --      (.31)
                                 -----------------------------------------------
  Total distributions               (.09)       --        --        --      (.31)
                                 -----------------------------------------------
Net asset value, end of year      $15.39    $ 9.36    $12.16    $ 9.30    $ 7.59
                                 ===============================================
Ratios/supplemental data:
  Total return                     65.49%   (23.03)%   30.75%    22.53%     (.15)%
  Expenses to average net
    assets                           .98%     1.00%(B)  1.00%(B)  1.00%(B)  1.00%(B)
  Net investment income/(loss)
    to average net assets            .41%      .50%(B)   .18%(B)   .82%(B)   .44%(B)
  Portfolio turnover rate           44.3%     61.0%     32.1%     60.7%     66.2%
Net assets, end of year (in
  thousands)                     $10,351    $5,589    $5,529      $711       $31
--------------------------------------------------------------------------------

(B) Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.00% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2003, 1.05%; 2002, 1.20%; 2001,
    1.43%; and 2000, 1.36%.

See notes to financial statements.

ANNUAL REPORT TO SHAREHOLDERS
                                       80

NOTES TO FINANCIAL STATEMENTS

LEGG MASON INVESTORS TRUST, INC.
(Amounts in Thousands)

1. Organization and Significant Accounting Policies:

  The Legg Mason Investors Trust, Inc. ("Corporation"), consisting of American Leading Companies Trust ("American Leading Companies"), Balanced Trust ("Balanced Trust"), Financial Services Fund ("Financial Services") and U.S. Small-Capitalization Value Trust ("U.S. Small-Cap") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end, diversified investment company.

  Each Fund offers Primary Class and Institutional Class shares. The Institutional Class of Financial Services is not currently active. American Leading Companies and Balanced Trust offer an additional class of shares:
Financial Intermediary Class. The Financial Intermediary Class of American Leading Companies is not currently active. Financial Services also offers an additional class of shares: Class A. The income and expenses of the Funds are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class, Class A and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

  Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value under procedures established by and under the general supervision of the Board of Directors.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       81

federal income tax purposes. At March 31, 2004, receivables for securities sold and payables for securities purchased for each Fund were:

                                       Receivable for            Payable for
                                       Securities Sold       Securities Purchased
---------------------------------------------------------------------------------
American Leading Companies                 $   --                  $   945
Balanced Trust                                 --                       --
Financial Services                             --                      139
U.S. Small-Cap                              1,500                      433

  For the year ended March 31, 2004, investment transactions (excluding short-term investments and U.S. Government Securities) were:

                                         Purchases          Proceeds From Sales
-------------------------------------------------------------------------------
American Leading Companies               $121,895                $101,377
Balanced Trust                             22,927                  23,232
Financial Services                         17,459                  20,343
U.S. Small-Cap                             84,118                  93,259

Foreign Currency Translation

  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

  The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the fund

ANNUAL REPORT TO SHAREHOLDERS
                                       82


NOTES TO FINANCIAL STATEMENTS -- CONTINUED

LEGG MASON INVESTORS TRUST, INC. -- CONTINUED




seeks to assert its rights. The Funds' investment advisers review the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Commission Recapture

  American Leading Companies has entered into a directed brokerage agreement with State Street Bank. Under the agreement, State Street Bank will rebate to the Fund a percentage of commissions generated by the Fund. During the year ended March 31, 2004, these payments amounted to $1 which are included with realized gains on investment transactions.

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually for American Leading Companies, Financial Services and U.S. Small-Cap, and quarterly for Balanced Trust. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December to the extent necessary. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       83

  Distributions during the years ended March 31, 2004 and 2003 were characterized as follows for tax purposes:

                        American
                         Leading                         Financial         U.S.
                        Companies    Balanced Trust      Services        Small-Cap
                       -----------   ---------------   -------------   -------------
                                       For the Years Ended March 31,
                       -------------------------------------------------------------
                       2004   2003   2004     2003      2004    2003    2004    2003
------------------------------------------------------------------------------------
Ordinary income        $206   $ --   $870    $  672    $   --   $ --   $   --   $ --
Long-term capital
  gains                  --     --     --       394     1,138     --    1,446     --
                       ----   ----   ----    ------    ------   ----   ------   ----
Total distributions    $206   $ --   $870    $1,066    $1,138   $ --   $1,446   $ --
                       ====   ====   ====    ======    ======   ====   ======   ====

  The tax basis components of net assets at March 31, 2004 were:

                               American
                                Leading    Balanced   Financial     U.S.
                               Companies    Trust     Services    Small-Cap
---------------------------------------------------------------------------
Unrealized appreciation        $211,968     $8,562     $23,073     $63,795
Unrealized depreciation         (16,782)      (597)        (66)     (4,813)
                               --------    -------     -------    --------
Net unrealized appreciation/
  (depreciation)                195,186      7,965      23,007      58,982
Undistributed ordinary income       240        300         521       2,310
Undistributed long-term
  capital gains                      --         --       1,980       7,649
Capital loss carryforwards      (39,707)    (1,441)         --          --
Other temporary differences          (7)        (4)         (4)         (4)
Paid-in capital                 446,579     54,427      43,687     167,765
                               --------    -------     -------    --------
Net assets                     $602,291    $61,247     $69,191    $236,702
                               ========    =======     =======    ========

ANNUAL REPORT TO SHAREHOLDERS
                                       84


NOTES TO FINANCIAL STATEMENTS -- CONTINUED

LEGG MASON INVESTORS TRUST, INC. -- CONTINUED




  The difference between book and tax basis unrealized appreciation/(depreciation) is primarily due to the tax deferral of wash sale losses.

  The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. During the current fiscal year, Financial Services and U.S. Small-Cap utilized $1,123 and $324, respectively, of capital loss carryforwards to offset current year realized gains. Unused capital loss carryforwards for Federal income tax purposes at March 31, 2004, were:

                       American
                        Leading       Balanced      Financial        U.S.
Expiring In            Companies       Trust        Services       Small-Cap
----------------------------------------------------------------------------
2009                    $ 1,843        $   --         $ --           $ --
2010                      1,330            --           --             --
2011                     31,298           167           --             --
2012                      5,236         1,274           --             --

  For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended March 31, 2004, the Funds recorded the following permanent reclassifications. Reclassifications are primarily due to the tax treatment of net operating losses, gain/(loss) on foreign currency transactions, and reclassifications of gains/losses on paydown securities. Results of operations and net assets were not affected by these reclassifications.

                           American
                            Leading    Balanced   Financial     U.S.
                           Companies    Trust     Services    Small-Cap
-----------------------------------------------------------------------
Undistributed net
  investment income          $ 35        $ 20       $ 271      $1,134
Accumulated realized
  gain/(loss)                 (35)        (20)       (271)     (1,134)

  At March 31, 2004, the cost of investments for federal income tax purposes were:

American Leading Companies           $405,649
Balanced Trust                         53,080
Financial Services                     46,437
U.S. Small-Cap                        176,669

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       85

3. Transactions With Affiliates:

  American Leading Companies has an investment advisory and management agreement with Legg Mason Funds Management, Inc. ("LMFM"). Pursuant to the agreement, LMFM provides American Leading Companies with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund's average daily net assets.

  Balanced Trust, Financial Services and U.S. Small-Cap have management agreements with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to their respective agreements, LMFA provides these Funds with management and administrative services for which these Funds pay a fee, computed daily and payable monthly, at an annual rate of each Fund's average daily net assets.

  LMFM and LMFA have voluntarily agreed to waive their fees in any month to the extent a Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates of that Fund's average daily net assets until August 1, 2004. The following charts summarize the management fees and expense limitations for each of the Funds:

MANAGEMENT FEES

                                                                   Year Ended
                                                                    March 31,    At March 31,
                                                                      2004           2004
                                                                   ----------    ------------
                           Management                              Management     Management
          Fund                Fee           Asset Breakpoint       Fees Waived   Fees Payable
---------------------------------------------------------------------------------------------
American Leading
  Companies                  0.75%           $0 - $1 billion          $ --           $382
                             0.65%       in excess of $1 billion
Balanced Trust               0.75%          all asset levels            12             49
Financial Services           1.00%          $0 - $100 million           28             56
                             0.75%      $100 million - $1 billion
                             0.65%       in excess of $1 billion
U.S. Small-Cap               0.85%          $0 - $100 million           --            156
                             0.75%      $100 million - $1 billion
                             0.65%       in excess of $1 billion

EXPENSE LIMITATIONS

                                                                   Financial
                                                                  Intermediary   Institutional
                 Fund                   Primary Class   Class A      Class           Class
-----------------------------------------------------------------------------------------------
American Leading Companies                  1.95%          N/A         N/A           0.95%
Balanced Trust                              1.85%          N/A       1.35%           1.10%
Financial Services                          2.25%        1.50%         N/A             N/A
U.S. Small-Cap                              2.00%          N/A         N/A           1.00%

---------------

N/A -- Not applicable.

ANNUAL REPORT TO SHAREHOLDERS
                                       86


NOTES TO FINANCIAL STATEMENTS -- CONTINUED

LEGG MASON INVESTORS TRUST, INC. -- CONTINUED




  Barrett Associates, Inc. ("Barrett"), formerly Gray, Seifert & Co., Inc., serves as investment adviser to Financial Services. Barrett is responsible for the actual investment activity of the Fund. LMFA pays Barrett a fee for its services, computed daily and payable monthly, at an annual rate of 60% of the fee received by LMFA.

  Bartlett & Co. ("Bartlett") serves as investment adviser to Balanced Trust. Bartlett is responsible for the actual investment activity of the Fund. LMFA pays Bartlett a fee for its services, computed daily and payable monthly, at an annual rate equal to 66 2/3% of the fee received by LMFA.

  Brandywine Asset Management, Inc. ("Brandywine") serves as investment adviser to U.S. Small-Cap. Brandywine is responsible for the actual investment activity of the Fund. LMFA pays Brandywine a fee for its services, computed daily and payable monthly, at an annual rate equal to 58.8% of the fee received by LMFA.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund's Primary Class's (and with respect to Financial Services, Class A's and with respect to Balanced Trust, Financial Intermediary's) average daily net assets, computed daily and payable monthly as follows:

                                                                                    At
                                                            Year Ended          March 31,
                                                          March 31, 2004           2004
                                                        ------------------   ----------------
                                                         Distribution and    Distribution and
                               Distribution   Service      Service Fees          Service
             Fund                  Fee          Fee     Voluntarily Waived     Fees Payable
---------------------------------------------------------------------------------------------
American Leading Companies
  Primary Class                    0.75%       0.25%           $ --                $495
Balanced Trust
  Primary Class                    0.50%       0.25%             34                  22
  Financial Intermediary Class       N/A       0.25%             15                   3
Financial Services
  Primary Class                    0.75%       0.25%             27                  46
  Class A                            N/A       0.25%             --                   3
U.S. Small-Cap
  Primary Class                    0.75%       0.25%             86                 198

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       87

  For the year ended March 31, 2004, American Leading Companies paid $13 in brokerage commissions to Legg Mason or its affiliates. No brokerage commissions were paid to Legg Mason or its affiliates by Balanced Trust, Financial Services, or U.S. Small-Cap during this period.

  LMFA serves as administrator to American Leading Companies under an administrative services agreement with LMFM. For LMFA's services to American Leading Companies, LMFM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, of 0.05% of the average daily net assets of the Fund.

  LM Funds Services, Inc. ("LMFS"), a registered transfer agent, has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS the following amounts for the year ended March 31, 2004: American Leading Companies, $116; Balanced Trust, $17; Financial Services, $14; and U.S. Small-Cap, $51.

  LMFM, LMFA, Barrett, Bartlett, Brandywine, Legg Mason, and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

4. Line of Credit:

  The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Funds did not utilize the line of credit during the year ended March 31, 2004.

5. Fund Share Transactions:

  At March 31, 2004, there were 250,000, 375,000, 125,000, and 50,000 shares authorized at $.001 par value for the Primary Classes of American Leading Companies, Balanced Trust, Financial Services and U.S. Small-Cap, respectively. At March 31, 2004, there were 125,000 shares authorized at $.001 par value for Class A of Financial Services and 125,000 shares authorized at $.001 par value for the Financial Intermediary Class of Balanced Trust. At March 31, 2004, there were 250,000, 125,000, 125,000 and 50,000 shares authorized at $.001 par value for the Institutional Classes of American Leading Companies, Balanced

ANNUAL REPORT TO SHAREHOLDERS
                                       88


NOTES TO FINANCIAL STATEMENTS -- CONTINUED

LEGG MASON INVESTORS TRUST, INC. -- CONTINUED




Trust, Financial Services and U.S. Small-Cap, respectively. Share transactions are detailed below:

                                     American Leading Companies Trust
                                 -----------------------------------------
                                    Primary Class      Institutional Class
                                 -------------------   -------------------
                                     Year Ended            Year Ended
                                 3/31/04    3/31/03    3/31/04    3/31/03
--------------------------------------------------------------------------
Shares:
  Sold                             5,130      3,984        379        181
  Reinvested                           5         --          6         --
  Repurchased                     (3,878)    (6,165)      (136)      (120)
                                 --------   --------   -------    -------
  Net Change                       1,257     (2,181)       249         61
                                 ========   ========   =======    =======
Amount:
  Sold                           $95,233    $62,046    $ 7,248    $ 2,912
  Reinvested                          82         --        120         --
  Repurchased                    (70,316)   (95,958)    (2,513)    (1,907)
                                 --------   --------   -------    -------
  Net Change                     $24,999    $(33,912)  $ 4,855    $ 1,005
                                 ========   ========   =======    =======

                                               Balanced Trust
                       ---------------------------------------------------------------
                                                  Financial
                          Primary Class      Intermediary Class    Institutional Class
                       -------------------   -------------------   -------------------
                           Year Ended            Year Ended            Year Ended
                       3/31/04    3/31/03    3/31/04    3/31/03    3/31/04    3/31/03
--------------------------------------------------------------------------------------
Shares:
  Sold                   1,280        892         27         18        15          4
  Reinvested                44         56         36         46         1          1
  Repurchased           (1,297)      (741)      (233)      (324)       (7)        (5)
                       --------   -------    -------    -------      ----       ----
  Net Change                27        207       (170)      (260)        9         --
                       ========   =======    =======    =======      ====       ====
Amount:
  Sold                 $13,305    $ 8,725    $   279    $   179      $158       $ 49
  Reinvested               453        556        369        460         8          8
  Repurchased          (13,589)    (7,266)    (2,456)    (3,203)      (76)       (46)
                       --------   -------    -------    -------      ----       ----
  Net Change           $   169    $ 2,015    $(1,808)   $(2,564)     $ 90       $ 11
                       ========   =======    =======    =======      ====       ====

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       89

                                          Financial Services Fund
                                 -----------------------------------------
                                    Primary Class            Class A
                                 -------------------   -------------------
                                     Year Ended            Year Ended
                                 3/31/04    3/31/03    3/31/04    3/31/03
--------------------------------------------------------------------------
Shares:
  Sold                               576        721         40         92
  Reinvested                          62         --          5         --
  Repurchased                       (527)      (749)      (103)       (77)
                                 -------    -------    -------     ------
  Net Change                         111        (28)       (58)        15
                                 =======    =======    =======     ======
Amount:
  Sold                           $ 8,002    $ 8,463    $   600     $1,092
  Reinvested                         922         --         74         --
  Repurchased                     (7,231)    (8,787)    (1,517)      (932)
                                 -------    -------    -------     ------
  Net Change                     $ 1,693    $  (324)   $  (843)    $  160
                                 =======    =======    =======     ======


                                        U.S. Small-Cap Value Trust
                                 -----------------------------------------
                                    Primary Class      Institutional Class
                                 -------------------   -------------------
                                     Year Ended            Year Ended
                                 3/31/04    3/31/03    3/31/04    3/31/03
--------------------------------------------------------------------------
Shares:
  Sold                             2,752      6,716        403        511
  Reinvested                         106         --          4         --
  Repurchased                     (3,449)    (6,068)      (331)      (368)
                                 --------   --------   -------    -------
  Net Change                        (591)       648         76        143
                                 ========   ========   =======    =======
Amount:
  Sold                           $33,666    $73,192    $ 5,310    $ 5,737
  Reinvested                       1,374         --         54         --
  Repurchased                    (40,789)   (60,477)    (4,142)    (4,023)
                                 --------   --------   -------    -------
  Net Change                     $(5,749)   $12,715    $ 1,222    $ 1,714
                                 ========   ========   =======    =======

ANNUAL REPORT TO SHAREHOLDERS
                                       90

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors
Legg Mason Investors Trust, Inc.

  We have audited the accompanying statements of net assets of Legg Mason Investors Trust, Inc. (comprised of American Leading Companies Trust, Balanced Trust, Financial Services Fund and U.S. Small-Capitalization Value Trust) (the "Funds") as of March 31, 2004, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting Legg Mason Investors Trust, Inc. at March 31, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.

                                                [Ernst & Young LLP]

Philadelphia, Pennsylvania
April 30, 2004

                                                   ANNUAL REPORT TO SHAREHOLDERS
                                       91

DIRECTORS AND OFFICERS

  The table below provides information about the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

 ----------------------------------------------------------------------------------------------------
 NAME, POSITION(S) AND        NUMBER OF LEGG MASON
  YEAR FIRST ELECTED           FUNDS OVERSEEN AND                   PRINCIPAL OCCUPATION(S)
  WITH FUND, AND AGE           OTHER DIRECTORSHIPS                 DURING THE PAST FIVE YEARS
 ----------------------------------------------------------------------------------------------------
 INDEPENDENT DIRECTORS:(A)
 ----------------------------------------------------------------------------------------------------
 Lehman, Arnold L.      Director/Trustee of all Legg       Director of The Brooklyn Museum of Art
 Director since         Mason funds (consisting of 23      since 1997; Trustee of American Federation
 1993(B)                portfolios).                       of Arts since 1998. Formerly: Director of
 Age 59                                                    The Baltimore Museum of Art (1979-1997).
 ----------------------------------------------------------------------------------------------------
 Masters, Robin J.W.    Director/Trustee of all Legg       Retired. Director of Bermuda SMARTRISK
 Director since         Mason funds (consisting of 23      (non- profit) since 2001. Formerly: Chief
 2002(B)                portfolios).                       Investment Officer of ACE Limited
 Age 47                                                    (insurance) (1995-2000).
 ----------------------------------------------------------------------------------------------------
 McGovern, Jill E.      Director/Trustee of all Legg       Chief Executive Officer of The Marrow
 Director since         Mason funds (consisting of 23      Foundation since 1993. Formerly: Executive
 1993(B)                portfolios).                       Director of the Baltimore International
 Age 59                                                    Festival (1991-1993); Senior Assistant to
                                                           the President of The Johns Hopkins
                                                           University (1986-1990).
 ----------------------------------------------------------------------------------------------------
 Mehlman, Arthur S.     President and Director/Trustee of  Retired. Director of The League for People
 Director since         all Legg Mason Funds (consisting   with Disabilities, Inc.; Director of
 2002(B)                of 23 portfolios).                 University of Maryland Foundation and
 Age 62                                                    University of Maryland College Park
                                                           Foundation (non-profits). Formerly:
                                                           Partner, KPMG LLP (international
                                                           accounting firm) (1972-2002).
 ----------------------------------------------------------------------------------------------------
 O'Brien, G. Peter      Director/Trustee of all Legg       Trustee of Colgate University; President
 Director since         Mason funds (consisting of 23      of Hill House, Inc. (residential home
 1999(B)                portfolios); Director of the       care). Formerly: Managing Director, Equity
 Age 57                 Royce Family of Funds (consisting  Capital Markets Group of Merrill Lynch &
                        of 20 portfolios); Director of     Co. (1971-1999).
                        Renaissance Capital Greenwich
                        Funds; and Director of Technology
                        Investment Capital Corp.
 ----------------------------------------------------------------------------------------------------
 Rowan, S. Ford         Director/Trustee of all Legg       Consultant, Rowan & Blewitt Inc.
 Director since         Mason funds (consisting of 23      (management consulting); Visiting
 2002(B)                portfolios).                       Associate Professor, George Washington
 Age 60                                                    University since 2000; Director of Santa
                                                           Fe Institute (scientific research
                                                           institute) since 1999; Director of
                                                           Annapolis Center for Science-Based Public
                                                           Policy since 1995.
 ----------------------------------------------------------------------------------------------------

ANNUAL REPORT TO SHAREHOLDERS
                                       92


DIRECTORS AND OFFICERS -- CONTINUED




 ----------------------------------------------------------------------------------------------------
 NAME, POSITION(S) AND        NUMBER OF LEGG MASON
  YEAR FIRST ELECTED           FUNDS OVERSEEN AND                   PRINCIPAL OCCUPATION(S)
  WITH FUND, AND AGE           OTHER DIRECTORSHIPS                 DURING THE PAST FIVE YEARS
 ----------------------------------------------------------------------------------------------------
 INTERESTED DIRECTORS:(C)
 ----------------------------------------------------------------------------------------------------
 Curley, John F., Jr.   Chairman and Director/Trustee of   Chairman of the Board of all Legg Mason
 Chairman and Director  all Legg Mason funds (consisting   Funds. Formerly: Vice Chairman and
 since 1993(B)          of 23 portfolios).                 Director of Legg Mason, Inc. and Legg
 Age 64                                                    Mason Wood Walker, Incorporated
                                                           (1982-1998); Director of Legg Mason Fund
                                                           Adviser, Inc. (1982-1998) and Western
                                                           Asset Management Company (1986-1998) (each
                                                           a registered investment adviser).
 ----------------------------------------------------------------------------------------------------
 Fetting, Mark R.       President and Director/Trustee of  Executive Vice President of Legg Mason,
 President since 2001;  all Legg Mason funds (consisting   Inc.; Director and/or officer of various
 Director since         of 23 portfolios); Director of     Legg Mason affiliates since 2000.
 2002(B)                the Royce Family of Funds          Formerly: Division President and Senior
 Age 49                 (consisting of 20 portfolios).     Officer of Prudential Financial Group,
                                                           Inc. and related companies, including fund
                                                           boards and consulting services to
                                                           subsidiary companies (1991-2000); Partner,
                                                           Greenwich Associates; Vice President, T.
                                                           Rowe Price Group, Inc.
 ----------------------------------------------------------------------------------------------------
 EXECUTIVE OFFICERS:(D)
 ----------------------------------------------------------------------------------------------------
 Karpinski, Marie K.    Vice President and Treasurer of    Vice President and Treasurer of all Legg
 Vice President and     all Legg Mason funds; (consisting  Mason Funds. Vice President and Treasurer
 Treasurer since        of 23 portfolios).                 of Legg Mason Fund Adviser, Inc. and
 1993(B)                                                   Western Asset Funds, Inc.; Treasurer and
 Age 55                                                    Principal Financial and Accounting Officer
                                                           of Pacific American Income Shares, Inc.,
                                                           Western Asset Premier Bond Fund, Western
                                                           Asset/ Claymore U.S. Treasury Inflation
                                                           Protected Securities Fund, and Western
                                                           Asset/Claymore U.S. Treasury Inflation
                                                           Protected Securities Fund 2.
 ----------------------------------------------------------------------------------------------------
 Merz, Gregory T.       Vice President, Secretary and      Vice President and Deputy General Counsel
 Vice President,        Chief Legal Officer of all Legg    of Legg Mason, Inc. since 2003. Formerly:
 Secretary and Chief    Mason funds (consisting of 23      Associate General Counsel, Fidelity
 Legal Officer since    portfolios)                        Investments (1993-2002); Senior Associate,
 2003(B)                                                   Debevoise & Plimpton (1985-1993).
 Age 45
 ----------------------------------------------------------------------------------------------------

            ADDITIONAL INFORMATION ABOUT THE CORPORATION'S DIRECTORS
            AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
             INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY
  CALLING 1-800-822-5544 OR ON THE SECURITIES AND EXCHANGE COMMISSION WEBSITE
                              (http://www.sec.gov)
---------------

(A) Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O'Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

(B) Directors of the Funds serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Funds serve one-year terms, subject to annual reappointment by the Board of Directors.

(C) Mr. Curley and Mr. Fetting are considered to be interested persons (as defined in the 1940 Act) of the Funds by virtue of being both employees of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Funds, and as owners of common stock of Legg Mason, Inc.

(D) Officers of the Funds are interested persons (as defined in the Act).

                                                                FUND INFORMATION

Investment Managers

   For American Leading Companies Trust:

      Legg Mason Funds Management, Inc.

      Baltimore, MD

   For Balanced Trust, Financial Services Fund, and U.S. Small-Cap Value Trust:

      Legg Mason Fund Adviser, Inc.

      Baltimore, MD

Investment Advisers

   For American Leading Companies Trust:

      Legg Mason Funds Management, Inc.

      Baltimore, MD

   For Balanced Trust:

      Bartlett & Co.

      Cincinnati, OH

   For Financial Services Fund:

      Barrett Associates, Inc.

      New York, NY

   For U.S. Small-Cap Value Trust:

      Brandywine Asset Management, LLC

      Wilmington, DE

Board of Directors

   John F. Curley, Jr., Chairman

   Mark R. Fetting, President

   Arnold L. Lehman

   Robin J.W. Masters

   Dr. Jill E. McGovern

   Arthur S. Mehlman

   G. Peter O'Brien

   S. Ford Rowan

Officers

   Marie K. Karpinski, Vice President and Treasurer

   Gregory T. Merz, Vice President, Secretary and Chief Legal Officer

   Wm. Shane Hughes, Assistant Treasurer

Transfer and Shareholder Servicing Agent

   Boston Financial Data Services

   Braintree, MA

Custodian

   State Street Bank & Trust Company

   Boston, MA

Counsel

   Kirkpatrick & Lockhart LLP

   Washington, DC

Independent Auditors

   Ernst & Young LLP

   Philadelphia, PA

ABOUT THE LEGG MASON FUNDS

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

Information about the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds' portfolio securities is available in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission website (http://www.sec.gov).


This report is not to be distributed unless preceded or accompanied by a prospectus.


    LEGG MASON FUNDS                   LEGG MASON INSTITUTIONAL FUNDS
    For Primary Class Shareholders     For FI and I Class
    800-822-5544                       Shareholders
    www.leggmasonfunds.com             888-425-6432
                                       www.lminstitutionalfunds.com

                      LEGG MASON WOOD WALKER, INCORPORATED
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                  410-539-0000

LMF-013                                                  [LEGG MASON FUNDS LOGO]

Item 2 - Code of Ethics

(a) Legg Mason Investors Trust, Inc. ("Registrant") has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant's President and Treasurer, a copy of which is attached as
        Exhibit 11(a)(1) to this Form N-CSR.

         (b) Omitted.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

Item 3 - Audit Committee Financial Expert

        The directors of the Registrant determined that its board has at least one audit committee financial expert serving on its Audit Committee.

        Mr. Arthur S. Mehlman is the Audit Committee financial expert. He is "independent."

Item 4 - Principal Accounting Fees and Services



(a)      Audit Fees

         Fiscal Year Ended March 31, 2003 - $85,400
         Fiscal Year Ended March 31, 2004 - $91,200

(b)      Audit-Related Fees

         There were no additional fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item (a) above.

         Ernst & Young LLP did not bill fees for assurance and related services that required pre-approval by the Audit Committee pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.

(c)      Tax Fees

         Fiscal Year Ended March 31, 2003 - $22,000
         Fiscal Year Ended March 31, 2004 - $20,000

         Services include preparation of federal and state income tax returns and preparation of excise tax returns.

         Ernst & Young LLP did not bill fees for tax services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.


(d)      All Other Fees

         There were no fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in items (a) or (c) above.

         Ernst & Young LLP did not bill fees for services not included in Items 4(a) or (c) above that required pre-approval by the Audit Committee pursuant to paragraph

        (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.


(e) (1) The Audit Committee's only policy is delegation to its Chairperson of the authority to pre-approve items that require a decision prior to the next meeting of the Committee.

         (2) None

         Ernst & Young LLP did not bill fees for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was waived pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.

(f)      Not applicable.

(g)      None

(h) The members of the Registrant's Audit Committee have considered whether the non-audit services that were rendered by the Registrant's principal accountant to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant's independence.

Item 5 - Audit Committee of Listed Registrants

         Not applicable.

Item 6 - Schedule of Investments

         Not applicable.

Item 7 - Disclosure of Proxy Voting Policies and Procedures

                  Not applicable.

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

                  Not applicable.

Item 9 - Submission of Matters to a Vote of Security Holders

         The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund

         Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202,
         Attn: Fund Secretary.

Item 10 - Controls and Procedures

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.


(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


Item 11 - Exhibits
              (a) File the exhibits listed below as part of this Form.
     (a)(1) The Registrant's code of ethics is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investors Trust, Inc.

By:  /s/ Mark R. Fetting
     -------------------

Mark R. Fetting
President, Legg Mason Investors Trust, Inc.

Date:  5/21/04


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Mark R. Fetting
     -------------------

Mark R. Fetting
President, Legg Mason Investors Trust, Inc.

Date:  5/21/04



By:  /s/ Marie K. Karpinski
     ----------------------

Marie K. Karpinski
Treasurer, Legg Mason Investors Trust, Inc.

Date:  5/21/04